Hartford Disciplined US Equity ETF
Schedule of Investments
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.9%
195	Autoliv, Inc.	$ 16,583
2,533	BorgWarner, Inc.	123,889
15,845	Ford Motor Co.	239,735
977	General Motors Co.	37,673
3,447	Tesla, Inc.*	902,321
129	Thor Industries, Inc.	13,351
		1,333,552
	Banks - 2.6%
7,410	Bank of America Corp.	212,593
3,640	Citigroup, Inc.	167,586
1,950	Huntington Bancshares, Inc.	21,021
6,629	JP Morgan Chase & Co.	964,122
5,524	New York Community Bancorp, Inc.	62,090
975	PNC Financial Services Group, Inc.	122,801
3,837	Regions Financial Corp.	68,375
1,947	Truist Financial Corp.	59,091
329	U.S. Bancorp	10,870
3,769	Wells Fargo & Co.	160,861
		1,849,410
	Capital Goods - 5.7%
2,803	3M Co.	280,552
584	AGCO Corp.	76,749
325	Axon Enterprise, Inc.*	63,414
1,753	BWX Technologies, Inc.	125,462
511	Carlisle Cos., Inc.	131,087
584	Caterpillar, Inc.	143,693
1,497	Cummins, Inc.	367,004
651	Deere & Co.	263,779
192	Eaton Corp. PLC	38,611
67	GATX Corp.	8,626
129	Honeywell International, Inc.	26,767
709	Hubbell, Inc.	235,076
651	Illinois Tool Works, Inc.	162,854
1,560	Lincoln Electric Holdings, Inc.	309,863
388	Lockheed Martin Corp.	178,627
2,795	MSC Industrial Direct Co., Inc. Class A	266,308
190	Northrop Grumman Corp.	86,602
5,461	PACCAR, Inc.	456,813
586	Plug Power, Inc.*	6,089
842	Raytheon Technologies Corp.	82,482
193	Rockwell Automation, Inc.	63,584
391	Timken Co.	35,788
1,237	Toro Co.	125,741
195	Trane Technologies PLC	37,296
1,874	Triton International Ltd.	156,029
1,040	UFP Industries, Inc.	100,932
1,106	Vertiv Holdings Co.	27,396
1,105	Watts Water Technologies, Inc. Class A	203,022
		4,060,246
	Commercial & Professional Services - 1.5%
1,234	Booz Allen Hamilton Holding Corp. Class A	137,714
193	Cintas Corp.	95,937
1,049	Concentrix Corp.	84,707
977	Copart, Inc.*	89,112
255	Paycom Software, Inc.	81,916
6,174	Robert Half International, Inc.	464,408
192	Science Applications International Corp.	21,596
582	Waste Management, Inc.	100,931
		1,076,321
	Consumer Discretionary Distribution & Retail - 4.7%
1,757	Academy Sports & Outdoors, Inc.	94,966
15,015	Amazon.com, Inc.*	1,957,356
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Discretionary Distribution & Retail - 4.7% - (continued)
323	Best Buy Co., Inc.	$ 26,470
197	Genuine Parts Co.	33,338
2,466	Home Depot, Inc.	766,038
1,039	Lowe's Cos., Inc.	234,502
10	MercadoLibre, Inc.*	11,846
132	TJX Cos., Inc.	11,192
586	Tractor Supply Co.	129,565
130	Ulta Beauty, Inc.*	61,177
66	Williams-Sonoma, Inc.	8,259
		3,334,709
	Consumer Durables & Apparel - 0.7%
324	Crocs, Inc.*	36,431
1,039	DR Horton, Inc.	126,436
2,535	Hasbro, Inc.	164,192
1,820	NIKE, Inc. Class B	200,873
		527,932
	Consumer Services - 2.5%
1,232	Airbnb, Inc. Class A*	157,893
64	Booking Holdings, Inc.*	172,821
323	Boyd Gaming Corp.	22,407
452	Choice Hotels International, Inc.	53,119
193	H&R Block, Inc.	6,151
1,419	McDonald's Corp.	423,444
5,980	Starbucks Corp.	592,379
129	Texas Roadhouse, Inc.	14,484
383	Vail Resorts, Inc.	96,424
2,013	Yum! Brands, Inc.	278,901
		1,818,023
	Consumer Staples Distribution & Retail - 1.8%
258	Casey's General Stores, Inc.	62,921
651	Costco Wholesale Corp.	350,485
1,298	Dollar General Corp.	220,374
974	Kroger Co.	45,778
642	Target Corp.	84,680
3,247	Walmart, Inc.	510,364
		1,274,602
	Energy - 3.5%
4,027	Chevron Corp.	633,648
1,234	Civitas Resources, Inc.	85,603
3,637	ConocoPhillips	376,830
4,095	Coterra Energy, Inc.	103,603
1,822	EOG Resources, Inc.	208,510
9,033	Exxon Mobil Corp.	968,789
1,169	Kinder Morgan, Inc.	20,130
457	Marathon Petroleum Corp.	53,286
259	Pioneer Natural Resources Co.	53,660
65	Valero Energy Corp.	7,625
		2,511,684
	Equity Real Estate Investment Trusts (REITs) - 3.9%
4,744	Agree Realty Corp. REIT	310,210
10,921	Americold Realty Trust, Inc. REIT	352,748
3,574	Apartment Income Corp. REIT	128,986
5,719	Apple Hospitality, Inc. REIT	86,414
651	AvalonBay Communities, Inc. REIT	123,215
713	Boston Properties, Inc. REIT	41,062
126	Equinix, Inc. REIT	98,777
587	Equity Residential REIT	38,724
67	Essex Property Trust, Inc. REIT	15,698
2,857	Gaming & Leisure Properties, Inc. REIT	138,450
8,645	Host Hotels & Resorts, Inc. REIT	145,495
844	Iron Mountain, Inc. REIT	47,956

1

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Equity Real Estate Investment Trusts (REITs) - 3.9% - (continued)
2,342	Lamar Advertising Co. Class A, REIT	$ 232,444
2,143	NNN, Inc. REIT	91,699
977	Omega Healthcare Investors, Inc. REIT	29,984
846	Phillips Edison & Co., Inc. REIT	28,832
4,485	PotlatchDeltic Corp. REIT	237,032
324	Prologis, Inc. REIT	39,732
255	Public Storage REIT	74,429
3,641	Realty Income Corp. REIT	217,695
388	Spirit Realty Capital, Inc. REIT	15,280
259	Terreno Realty Corp. REIT	15,566
3,056	VICI Properties, Inc. REIT	96,050
2,990	WP Carey, Inc. REIT	202,005
		2,808,483
	Financial Services - 6.6%
34,552	AGNC Investment Corp. REIT	350,012
1,103	American Express Co.	192,143
129	Ameriprise Financial, Inc.	42,849
13,970	Annaly Capital Management, Inc. REIT	279,540
4,421	Bank of New York Mellon Corp.	196,823
1,367	Berkshire Hathaway, Inc. Class B*	466,147
324	BlackRock, Inc.	223,929
1,237	Cboe Global Markets, Inc.	170,718
1,104	Charles Schwab Corp.	62,575
197	Goldman Sachs Group, Inc.	63,540
1,299	Houlihan Lokey, Inc.	127,705
2,925	Interactive Brokers Group, Inc. Class A	242,980
1,754	Jack Henry & Associates, Inc.	293,497
258	Jefferies Financial Group, Inc.	8,558
66	LPL Financial Holdings, Inc.	14,350
1,040	Mastercard, Inc. Class A	409,032
2,792	Morgan Stanley	238,437
519	MSCI, Inc.	243,561
1,169	PayPal Holdings, Inc.*	78,007
587	State Street Corp.	42,957
323	Tradeweb Markets, Inc. Class A	22,119
2,990	Visa, Inc. Class A	710,065
1,429	Voya Financial, Inc.	102,473
8,841	Western Union Co.	103,705
		4,685,722
	Food, Beverage & Tobacco - 5.0%
8,904	Altria Group, Inc.	403,351
4,486	Archer-Daniels-Midland Co.	338,962
192	Bunge Ltd.	18,115
3,444	Coca-Cola Co.	207,398
1,106	Hershey Co.	276,168
2,472	Ingredion, Inc.	261,909
517	J M Smucker Co.	76,345
1,363	Kellogg Co.	91,866
1,625	Lancaster Colony Corp.	326,771
1,820	Monster Beverage Corp.*	104,541
5,394	PepsiCo., Inc.	999,077
4,486	Philip Morris International, Inc.	437,923
648	Tyson Foods, Inc. Class A	33,074
		3,575,500
	Health Care Equipment & Services - 3.3%
3,249	Abbott Laboratories	354,206
123	Align Technology, Inc.*	43,498
586	AmerisourceBergen Corp.	112,764
67	Cigna Group	18,800
586	Dexcom, Inc.*	75,307
1,492	Hologic, Inc.*	120,807
4,677	Medtronic PLC	412,044
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 3.3% - (continued)
126	Penumbra, Inc.*	$ 43,351
2,403	Quest Diagnostics, Inc.	337,765
1,038	ResMed, Inc.	226,803
1,042	UnitedHealth Group, Inc.	500,827
453	Veeva Systems, Inc. Class A*	89,572
		2,335,744
	Household & Personal Products - 1.3%
4,937	Colgate-Palmolive Co.	380,347
1,042	Estee Lauder Cos., Inc. Class A	204,628
2,341	Procter & Gamble Co.	355,223
		940,198
	Insurance - 1.8%
2,601	Aflac, Inc.	181,550
330	American Financial Group, Inc.	39,188
65	Aon PLC Class A	22,438
192	Arthur J Gallagher & Co.	42,157
260	Chubb Ltd.	50,066
197	Erie Indemnity Co. Class A	41,372
2,731	Marsh & McLennan Cos., Inc.	513,646
714	Old Republic International Corp.	17,971
2,340	Principal Financial Group, Inc.	177,466
778	Travelers Cos., Inc.	135,107
258	Willis Towers Watson PLC	60,759
		1,281,720
	Materials - 2.1%
391	Air Products & Chemicals, Inc.	117,116
63	Avery Dennison Corp.	10,823
1,432	CF Industries Holdings, Inc.	99,409
325	Corteva, Inc.	18,622
1,042	Dow, Inc.	55,497
1,037	FMC Corp.	108,201
713	Freeport-McMoRan, Inc.	28,520
2,989	Graphic Packaging Holding Co.	71,826
2,793	Huntsman Corp.	75,467
388	Linde PLC	147,859
2,142	LyondellBasell Industries NV Class A	196,700
1,168	Mosaic Co.	40,880
1,106	Packaging Corp. of America	146,169
652	Reliance Steel & Aluminum Co.	177,077
1,366	RPM International, Inc.	122,571
1,298	Sonoco Products Co.	76,608
		1,493,345
	Media & Entertainment - 7.4%
327	Activision Blizzard, Inc.*	27,566
19,432	Alphabet, Inc. Class A*	2,326,010
6,044	Comcast Corp. Class A	251,128
1,167	Electronic Arts, Inc.	151,360
4,417	Interpublic Group of Cos., Inc.	170,408
842	Live Nation Entertainment, Inc.*	76,715
1,233	Match Group, Inc.*	51,601
2,144	Meta Platforms, Inc. Class A*	615,285
779	Netflix, Inc.*	343,142
6,566	New York Times Co. Class A	258,569
518	Nexstar Media Group, Inc.	86,273
1,042	Omnicom Group, Inc.	99,146
455	ROBLOX Corp. Class A*	18,337
6,432	Snap, Inc. Class A*	76,155
15,729	TEGNA, Inc.	255,439
192	Trade Desk, Inc. Class A*	14,826
1,170	Walt Disney Co.*	104,458

2

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Media & Entertainment - 7.4% - (continued)
3,187	World Wrestling Entertainment, Inc. Class A	$ 345,694
204	Ziff Davis, Inc.*	14,292
		5,286,404
	Pharmaceuticals, Biotechnology & Life Sciences - 9.1%
5,654	AbbVie, Inc.	761,763
2,144	Agilent Technologies, Inc.	257,816
194	Alnylam Pharmaceuticals, Inc.*	36,848
909	Amgen, Inc.	201,816
9,876	Bristol-Myers Squibb Co.	631,570
2,007	Danaher Corp.	481,680
644	Eli Lilly & Co.	302,023
7,082	Gilead Sciences, Inc.	545,810
196	Horizon Therapeutics PLC*	20,159
1,947	Incyte Corp.*	121,201
5,684	Johnson & Johnson	940,816
7,602	Merck & Co., Inc.	877,195
260	Moderna, Inc.*	31,590
7,606	Organon & Co.	158,281
12,671	Pfizer, Inc.	464,772
131	Regeneron Pharmaceuticals, Inc.*	94,129
717	Thermo Fisher Scientific, Inc.	374,095
262	Vertex Pharmaceuticals, Inc.*	92,200
13,453	Viatris, Inc.	134,261
		6,528,025
	Semiconductors & Semiconductor Equipment - 6.6%
1,037	Analog Devices, Inc.	202,018
390	Applied Materials, Inc.	56,371
1,035	Broadcom, Inc.	897,790
194	Diodes, Inc.*	17,943
327	Enphase Energy, Inc.*	54,766
5,264	Intel Corp.	176,028
131	KLA Corp.	63,538
128	Microchip Technology, Inc.	11,467
1,494	Micron Technology, Inc.	94,286
3,248	NVIDIA Corp.	1,373,969
322	NXP Semiconductors NV	65,907
649	ON Semiconductor Corp.*	61,382
2,077	Power Integrations, Inc.	196,630
1,949	QUALCOMM, Inc.	232,009
2,987	Rambus, Inc.*	191,676
1,624	Skyworks Solutions, Inc.	179,761
4,552	Texas Instruments, Inc.	819,451
		4,694,992
	Software & Services - 13.2%
1,300	Accenture PLC Class A	401,154
717	Adobe, Inc.*	350,606
388	Autodesk, Inc.*	79,389
195	BILL Holdings, Inc.*	22,786
4,487	Box, Inc. Class A*	131,828
972	Cadence Design Systems, Inc.*	227,953
6,240	Cognizant Technology Solutions Corp. Class A	407,347
715	Crowdstrike Holdings, Inc. Class A*	105,012
972	Datadog, Inc. Class A*	95,625
6,954	Dolby Laboratories, Inc. Class A	581,911
13,257	Dropbox, Inc. Class A*	353,564
652	Dynatrace, Inc.*	33,558
647	Elastic NV*	41,486
67	Fair Isaac Corp.*	54,217
713	Five9, Inc.*	58,787
3,442	Gen Digital, Inc.	63,849
2,081	GoDaddy, Inc. Class A*	156,346
197	HubSpot, Inc.*	104,822
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 13.2% - (continued)
2,408	International Business Machines Corp.	$ 322,214
648	Intuit, Inc.	296,907
10,005	Microsoft Corp.	3,407,103
400	MongoDB, Inc.*	164,396
5,263	Oracle Corp.	626,771
515	Palo Alto Networks, Inc.*	131,588
714	PTC, Inc.*	101,602
909	Salesforce, Inc.*	192,035
777	Splunk, Inc.*	82,432
132	Synopsys, Inc.*	57,474
1,431	VeriSign, Inc.*	323,363
389	Workday, Inc. Class A*	87,871
2,079	Workiva, Inc.*	211,351
1,624	Zoom Video Communications, Inc. Class A*	110,237
195	Zscaler, Inc.*	28,529
		9,414,113
	Technology Hardware & Equipment - 8.0%
22,472	Apple, Inc.	4,358,894
129	CDW Corp.	23,672
13,585	Cisco Systems, Inc.	702,888
1,040	HP, Inc.	31,938
388	Jabil, Inc.	41,877
1,494	Juniper Networks, Inc.	46,807
520	Keysight Technologies, Inc.*	87,074
4,291	National Instruments Corp.	246,303
2,275	Seagate Technology Holdings PLC	140,754
		5,680,207
	Telecommunication Services - 1.8%
26,581	AT&T, Inc.	423,967
455	T-Mobile U.S., Inc.*	63,199
22,358	Verizon Communications, Inc.	831,494
		1,318,660
	Transportation - 2.2%
1,300	CH Robinson Worldwide, Inc.	122,655
2,339	Expeditors International of Washington, Inc.	283,323
2,017	Landstar System, Inc.	388,353
389	Old Dominion Freight Line, Inc.	143,833
261	Ryder System, Inc.	22,130
1,106	Uber Technologies, Inc.*	47,746
3,576	U-Haul Holding Co.	197,825
2,080	United Parcel Service, Inc. Class B	372,840
		1,578,705
	Utilities - 2.7%
2,601	AES Corp.	53,919
9,750	Clearway Energy, Inc. Class C	278,460
193	CMS Energy Corp.	11,339
1,037	DTE Energy Co.	114,091
2,805	Duke Energy Corp.	251,721
4,613	Edison International	320,373
716	National Fuel Gas Co.	36,774
1,821	New Jersey Resources Corp.	85,951
6,953	OGE Energy Corp.	249,682
528	Ormat Technologies, Inc.	42,483
1,106	PG&E Corp.*	19,111
4,222	PNM Resources, Inc.	190,412

3

Hartford Disciplined US Equity ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.9% - (continued)
	Utilities - 2.7% - (continued)
1,037	Sempra Energy		$ 150,977
2,014	Southern Co.		141,483
			1,946,776
	Total Common Stocks (cost $68,997,573)		$ 71,355,073
	Total Investments (cost $68,997,573)	99.9%	$ 71,355,073
	Other Assets and Liabilities	0.1%	72,010
	Total Net Assets	100.0%	$ 71,427,083
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,333,552	$ 1,333,552	$ —	$ —
Banks	1,849,410	1,849,410	—	—
Capital Goods	4,060,246	4,060,246	—	—
Commercial & Professional Services	1,076,321	1,076,321	—	—
Consumer Discretionary Distribution & Retail	3,334,709	3,334,709	—	—
Consumer Durables & Apparel	527,932	527,932	—	—
Consumer Services	1,818,023	1,818,023	—	—
Consumer Staples Distribution & Retail	1,274,602	1,274,602	—	—
Energy	2,511,684	2,511,684	—	—
Equity Real Estate Investment Trusts (REITs)	2,808,483	2,808,483	—	—
Financial Services	4,685,722	4,685,722	—	—
Food, Beverage & Tobacco	3,575,500	3,575,500	—	—
Health Care Equipment & Services	2,335,744	2,335,744	—	—
Household & Personal Products	940,198	940,198	—	—
Insurance	1,281,720	1,281,720	—	—
Materials	1,493,345	1,493,345	—	—
Media & Entertainment	5,286,404	5,286,404	—	—
Pharmaceuticals, Biotechnology & Life Sciences	6,528,025	6,528,025	—	—
Semiconductors & Semiconductor Equipment	4,694,992	4,694,992	—	—
Software & Services	9,414,113	9,414,113	—	—
Technology Hardware & Equipment	5,680,207	5,680,207	—	—
Telecommunication Services	1,318,660	1,318,660	—	—
Transportation	1,578,705	1,578,705	—	—
Utilities	1,946,776	1,946,776	—	—
Total	$ 71,355,073	$ 71,355,073	$ —	$ —

(1)	For the period ended June 30, 2023, there were no transfers in and out of Level 3.
4

Hartford Longevity Economy ETF
Schedule of Investments
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9%
	Automobiles & Components - 1.5%
87	BorgWarner, Inc.	$ 4,255
385	Ford Motor Co.	5,825
317	General Motors Co.	12,224
56	LCI Industries	7,076
349	Patrick Industries, Inc.	27,920
462	Thor Industries, Inc.	47,817
451	Winnebago Industries, Inc.	30,077
		135,194
	Banks - 3.9%
581	Bank of America Corp.	16,669
1,393	Citigroup, Inc.	64,134
493	Citizens Financial Group, Inc.	12,857
366	FNB Corp.	4,187
119	Heritage Financial Corp.	1,924
215	Hilltop Holdings, Inc.	6,764
1,860	Huntington Bancshares, Inc.	20,051
314	International Bancshares Corp.	13,879
499	JP Morgan Chase & Co.	72,574
118	M&T Bank Corp.	14,604
524	OFG Bancorp	13,666
89	Peoples Bancorp, Inc.	2,363
37	PNC Financial Services Group, Inc.	4,660
1,828	Regions Financial Corp.	32,575
305	S&T Bancorp, Inc.	8,293
288	Towne Bank	6,693
99	Truist Financial Corp.	3,005
357	U.S. Bancorp	11,795
710	Wells Fargo & Co.	30,303
134	WesBanco, Inc.	3,432
		344,428
	Capital Goods - 2.4%
113	3M Co.	11,310
51	AAR Corp.*	2,946
126	BWX Technologies, Inc.	9,018
118	General Dynamics Corp.	25,388
44	HEICO Corp.	7,785
292	Howmet Aerospace, Inc.	14,471
28	Huntington Ingalls Industries, Inc.	6,373
6	L3Harris Technologies, Inc.	1,175
91	Lockheed Martin Corp.	41,894
218	Moog, Inc. Class A	23,638
47	Northrop Grumman Corp.	21,423
191	Raytheon Technologies Corp.	18,710
393	Textron, Inc.	26,579
		210,710
	Consumer Discretionary Distribution & Retail - 7.5%
219	Academy Sports & Outdoors, Inc.	11,837
634	Best Buy Co., Inc.	51,956
959	Buckle, Inc.	33,181
225	Caleres, Inc.	5,384
175	Dick's Sporting Goods, Inc.	23,133
217	Dillard's, Inc. Class A	70,803
487	eBay, Inc.	21,764
230	Foot Locker, Inc.	6,235
185	Hibbett, Inc.	6,714
258	Home Depot, Inc.	80,145
1,718	Kohl's Corp.	39,600
303	Lowe's Cos., Inc.	68,387
3,977	Macy's, Inc.	63,831
3,284	Nordstrom, Inc.	67,223
297	ODP Corp.*	13,906
119	Ross Stores, Inc.	13,343
79	Signet Jewelers Ltd.	5,156
369	TJX Cos., Inc.	31,288
88	Tractor Supply Co.	19,457
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Consumer Discretionary Distribution & Retail - 7.5% - (continued)
42	Ulta Beauty, Inc.*	$ 19,765
81	Williams-Sonoma, Inc.	10,136
		663,244
	Consumer Durables & Apparel - 4.1%
146	Century Communities, Inc.	11,187
548	DR Horton, Inc.	66,686
64	Garmin Ltd.	6,675
414	KB Home	21,408
73	Kontoor Brands, Inc.	3,073
715	La-Z-Boy, Inc.	20,478
525	Lennar Corp. Class A	65,788
1,003	Levi Strauss & Co. Class A	14,473
44	M/I Homes, Inc.*	3,836
563	MDC Holdings, Inc.	26,331
11	Meritage Homes Corp.	1,565
282	Newell Brands, Inc.	2,453
6	NVR, Inc.*	38,104
291	PulteGroup, Inc.	22,605
140	Ralph Lauren Corp.	17,262
70	Steven Madden Ltd.	2,288
312	Sturm Ruger & Co., Inc.	16,524
66	Tapestry, Inc.	2,825
156	Toll Brothers, Inc.	12,335
56	Whirlpool Corp.	8,332
		364,228
	Consumer Services - 2.5%
15	Booking Holdings, Inc.*	40,505
135	Boyd Gaming Corp.	9,365
121	Darden Restaurants, Inc.	20,217
179	Expedia Group, Inc.*	19,581
79	Hilton Worldwide Holdings, Inc.	11,498
99	Marriott International, Inc. Class A	18,185
42	Marriott Vacations Worldwide Corp.	5,154
47	McDonald's Corp.	14,025
39	Monarch Casino & Resort, Inc.	2,748
1,567	Perdoceo Education Corp.*	19,227
427	Red Rock Resorts, Inc. Class A	19,975
98	SeaWorld Entertainment, Inc.*	5,489
85	Starbucks Corp.	8,420
19	Vail Resorts, Inc.	4,783
172	Yum! Brands, Inc.	23,831
		223,003
	Consumer Staples Distribution & Retail - 2.9%
44	Costco Wholesale Corp.	23,689
139	Dollar General Corp.	23,600
154	Dollar Tree, Inc.*	22,099
247	Ingles Markets, Inc. Class A	20,415
835	Kroger Co.	39,245
286	PriceSmart, Inc.	21,181
37	Sysco Corp.	2,745
166	Target Corp.	21,895
311	Walgreens Boots Alliance, Inc.	8,860
410	Walmart, Inc.	64,444
61	Weis Markets, Inc.	3,917
		252,090
	Equity Real Estate Investment Trusts (REITs) - 0.5%
768	Apple Hospitality, Inc. REIT	11,604
836	Healthpeak Properties, Inc. REIT	16,804
51	LTC Properties, Inc. REIT	1,684
226	Sunstone Hotel Investors, Inc. REIT	2,287
256	Ventas, Inc. REIT	12,101
		44,480
	Financial Services - 4.2%
38	Ameriprise Financial, Inc.	12,622

5

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Financial Services - 4.2% - (continued)
631	Bank of New York Mellon Corp.	$ 28,092
118	Berkshire Hathaway, Inc. Class B*	40,238
165	Capital One Financial Corp.	18,046
49	CME Group, Inc.	9,079
167	Discover Financial Services	19,514
97	Evercore, Inc. Class A	11,988
88	Goldman Sachs Group, Inc.	28,384
146	Intercontinental Exchange, Inc.	16,510
1,123	Jackson Financial, Inc. Class A	34,375
216	Jefferies Financial Group, Inc.	7,165
231	Morgan Stanley	19,727
322	Nasdaq, Inc.	16,052
236	Raymond James Financial, Inc.	24,490
362	State Street Corp.	26,491
1,056	Synchrony Financial	35,819
651	TPG, Inc.	19,048
		367,640
	Food, Beverage & Tobacco - 2.0%
684	Cal-Maine Foods, Inc.	30,780
300	Coca-Cola Co.	18,066
35	Coca-Cola Consolidated, Inc.	22,261
77	General Mills, Inc.	5,906
36	Hershey Co.	8,989
5	J M Smucker Co.	738
133	Kellogg Co.	8,964
105	Lamb Weston Holdings, Inc.	12,070
132	Monster Beverage Corp.*	7,582
211	PepsiCo., Inc.	39,081
511	Tyson Foods, Inc. Class A	26,082
		180,519
	Health Care Equipment & Services - 12.2%
553	Abbott Laboratories	60,288
332	AmerisourceBergen Corp.	63,887
78	Becton Dickinson & Co.	20,593
517	Boston Scientific Corp.*	27,965
303	Cardinal Health, Inc.	28,655
151	Centene Corp.*	10,185
5	Chemed Corp.	2,708
228	Cigna Group	63,977
28	Cooper Cos., Inc.	10,736
591	Cross Country Healthcare, Inc.*	16,595
236	CVS Health Corp.	16,315
22	Dexcom, Inc.*	2,827
122	Elevance Health, Inc.	54,203
271	Embecta Corp.	5,854
147	Encompass Health Corp.	9,953
38	Globus Medical, Inc. Class A*	2,262
216	HCA Healthcare, Inc.	65,552
196	Henry Schein, Inc.*	15,896
813	Hologic, Inc.*	65,829
121	Humana, Inc.	54,103
34	IDEXX Laboratories, Inc.*	17,076
204	Laboratory Corp. of America Holdings	49,231
105	McKesson Corp.	44,868
255	Medtronic PLC	22,465
64	Merit Medical Systems, Inc.*	5,353
123	Molina Healthcare, Inc.*	37,052
678	NextGen Healthcare, Inc.*	10,997
1,759	Patterson Cos., Inc.	58,504
544	Quest Diagnostics, Inc.	76,465
86	ResMed, Inc.	18,791
124	Stryker Corp.	37,831
34	UFP Technologies, Inc.*	6,591
92	UnitedHealth Group, Inc.	44,219
50	Universal Health Services, Inc. Class B	7,888
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Health Care Equipment & Services - 12.2% - (continued)
265	Veradigm, Inc.*	$ 3,339
274	Zimmer Biomet Holdings, Inc.	39,894
		1,078,947
	Household & Personal Products - 2.0%
88	Church & Dwight Co., Inc.	8,820
174	Clorox Co.	27,673
436	Colgate-Palmolive Co.	33,590
24	Estee Lauder Cos., Inc. Class A	4,713
12	Inter Parfums, Inc.	1,623
337	Kimberly-Clark Corp.	46,526
190	Medifast, Inc.	17,510
255	Procter & Gamble Co.	38,694
		179,149
	Insurance - 2.5%
489	Aflac, Inc.	34,132
886	American International Group, Inc.	50,981
80	Axis Capital Holdings Ltd.	4,306
41	Chubb Ltd.	7,895
118	Fidelity National Financial, Inc.	4,248
2,672	Genworth Financial, Inc. Class A*	13,360
180	MetLife, Inc.	10,175
569	Old Republic International Corp.	14,322
519	Principal Financial Group, Inc.	39,361
127	Travelers Cos., Inc.	22,055
471	Unum Group	22,467
		223,302
	Media & Entertainment - 9.3%
134	Activision Blizzard, Inc.*	11,296
773	Alphabet, Inc. Class A*	92,528
530	Cargurus, Inc.*	11,994
2,790	Cars.com, Inc.*	55,298
4	Charter Communications, Inc. Class A*	1,470
1,342	Comcast Corp. Class A	55,760
280	Electronic Arts, Inc.	36,316
315	Fox Corp. Class A	10,710
504	Liberty Media Corp.-Liberty Braves Class C*	19,969
179	Liberty Media Corp.-Liberty Formula One Class C*	13,475
147	Live Nation Entertainment, Inc.*	13,393
21	Madison Square Garden Sports Corp.	3,949
569	Match Group, Inc.*	23,813
453	Meta Platforms, Inc. Class A*	130,002
66	Netflix, Inc.*	29,072
118	News Corp. Class A	2,301
706	Paramount Global Class B	11,232
1,916	Pinterest, Inc. Class A*	52,383
1,243	QuinStreet, Inc.*	10,976
154	Scholastic Corp.	5,989
722	Shutterstock, Inc.	35,140
369	Sinclair, Inc.	5,100
4,962	Sirius XM Holdings, Inc.(1)	22,478
711	TripAdvisor, Inc.*	11,724
39	Walt Disney Co.*	3,482
724	World Wrestling Entertainment, Inc. Class A	78,532
996	Yelp, Inc.*	36,264
514	Ziff Davis, Inc.*	36,011
		820,657
	Pharmaceuticals, Biotechnology & Life Sciences - 11.2%
371	AbbVie, Inc.	49,985
328	Agilent Technologies, Inc.	39,442
193	Amgen, Inc.	42,850
102	Biogen, Inc.*	29,055
22	BioMarin Pharmaceutical, Inc.*	1,907
994	Bristol-Myers Squibb Co.	63,566
114	Bruker Corp.	8,427
89	Danaher Corp.	21,360

6

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 11.2% - (continued)
138	Eli Lilly & Co.	$ 64,719
678	Gilead Sciences, Inc.	52,253
27	Horizon Therapeutics PLC*	2,777
609	Incyte Corp.*	37,910
60	IQVIA Holdings, Inc.*	13,486
379	Johnson & Johnson	62,732
751	Merck & Co., Inc.	86,658
32	Mettler-Toledo International, Inc.*	41,972
293	Moderna, Inc.*	35,600
1,250	Organon & Co.	26,013
1,918	Pfizer, Inc.	70,352
41	Prestige Consumer Healthcare, Inc.*	2,437
51	Regeneron Pharmaceuticals, Inc.*	36,646
61	Thermo Fisher Scientific, Inc.	31,827
23	United Therapeutics Corp.*	5,077
98	Vertex Pharmaceuticals, Inc.*	34,487
6,325	Viatris, Inc.	63,123
1,103	Vir Biotechnology, Inc.*	27,057
126	Waters Corp.*	33,584
34	Zoetis, Inc.	5,855
		991,157
	Semiconductors & Semiconductor Equipment - 6.4%
25	Allegro MicroSystems, Inc.*	1,128
140	Analog Devices, Inc.	27,273
93	Broadcom, Inc.	80,671
255	Cirrus Logic, Inc.*	20,658
277	Diodes, Inc.*	25,620
2,037	Intel Corp.	68,117
5	MACOM Technology Solutions Holdings, Inc.*	328
507	Microchip Technology, Inc.	45,422
755	Micron Technology, Inc.	47,648
11	NVIDIA Corp.	4,653
248	NXP Semiconductors NV	50,761
374	ON Semiconductor Corp.*	35,373
374	QUALCOMM, Inc.	44,521
428	Skyworks Solutions, Inc.	47,375
347	Texas Instruments, Inc.	62,467
		562,015
	Software & Services - 11.5%
3,448	A10 Networks, Inc.	50,306
4,985	Adeia, Inc.	54,885
45	Adobe, Inc.*	22,005
113	Agilysys, Inc.*	7,756
20	ANSYS, Inc.*	6,605
71	Autodesk, Inc.*	14,527
424	Box, Inc. Class A*	12,457
168	Cadence Design Systems, Inc.*	39,399
518	CommVault Systems, Inc.*	37,617
315	Consensus Cloud Solutions, Inc.*	9,765
795	Dolby Laboratories, Inc. Class A	66,526
1,571	Dropbox, Inc. Class A*	41,899
74	Fair Isaac Corp.*	59,882
457	Fortinet, Inc.*	34,545
171	Gen Digital, Inc.	3,172
300	InterDigital, Inc.	28,965
21	Intuit, Inc.	9,622
217	Microsoft Corp.	73,897
791	Oracle Corp.	94,200
45	Palo Alto Networks, Inc.*	11,498
1,094	Progress Software Corp.	63,561
345	PTC, Inc.*	49,093
56	Roper Technologies, Inc.	26,925
24	Salesforce, Inc.*	5,070
39	ServiceNow, Inc.*	21,917
66	Synopsys, Inc.*	28,737
739	Teradata Corp.*	39,470
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.9% - (continued)
	Software & Services - 11.5% - (continued)
47	VeriSign, Inc.*	$ 10,621
624	VMware, Inc. Class A*	89,663
30	Zoom Video Communications, Inc. Class A*	2,036
		1,016,621
	Technology Hardware & Equipment - 10.6%
432	Apple, Inc.	83,795
51	Arrow Electronics, Inc.*	7,305
965	Avid Technology, Inc.*	24,607
1,025	Avnet, Inc.	51,711
273	Benchmark Electronics, Inc.	7,052
146	CDW Corp.	26,791
1,685	Dell Technologies, Inc. Class C	91,175
4,502	Hewlett Packard Enterprise Co.	75,634
2,389	HP, Inc.	73,366
90	Insight Enterprises, Inc.*	13,171
386	Jabil, Inc.	41,661
1,079	NetApp, Inc.	82,436
935	Pure Storage, Inc. Class A*	34,427
72	Sanmina Corp.*	4,339
835	Seagate Technology Holdings PLC	51,661
717	Super Micro Computer, Inc.*	178,712
105	TE Connectivity Ltd.	14,717
1,797	Western Digital Corp.*	68,160
631	Xerox Holdings Corp.	9,396
		940,116
	Telecommunication Services - 1.0%
3,154	AT&T, Inc.	50,306
1,036	Verizon Communications, Inc.	38,529
		88,835
	Transportation - 0.3%
98	Avis Budget Group, Inc.*	22,410
	Utilities - 1.4%
48	American Electric Power Co., Inc.	4,042
9	CenterPoint Energy, Inc.	262
63	Consolidated Edison, Inc.	5,695
64	Duke Energy Corp.	5,743
195	Edison International	13,543
112	Entergy Corp.	10,905
105	Evergy, Inc.	6,134
178	Exelon Corp.	7,252
253	FirstEnergy Corp.	9,837
554	NRG Energy, Inc.	20,714
46	OGE Energy Corp.	1,652
1,087	PG&E Corp.*	18,783
384	PPL Corp.	10,161
43	Southern Co.	3,021
129	UGI Corp.	3,479
36	Xcel Energy, Inc.	2,239
		123,462
	Total Common Stocks (cost $8,654,055)	$ 8,832,207
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
3,315	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(2)	$ 3,315
11,052	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(2)	11,052
3,316	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(2)	3,316

7

Hartford Longevity Economy ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
SHORT-TERM INVESTMENTS - 0.2% - (continued)
	Securities Lending Collateral - 0.2% - (continued)
3,316	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(2)		$ 3,316
	Total Short-Term Investments (cost $20,999)		$ 20,999
	Total Investments (cost $8,675,054)	100.1%	$ 8,853,206
	Other Assets and Liabilities	(0.1)%	(9,859)
	Total Net Assets	100.0%	$ 8,843,347
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.
*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.
†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 135,194	$ 135,194	$ —	$ —
Banks	344,428	344,428	—	—
Capital Goods	210,710	210,710	—	—
Consumer Discretionary Distribution & Retail	663,244	663,244	—	—
Consumer Durables & Apparel	364,228	364,228	—	—
Consumer Services	223,003	223,003	—	—
Consumer Staples Distribution & Retail	252,090	252,090	—	—
Equity Real Estate Investment Trusts (REITs)	44,480	44,480	—	—
Financial Services	367,640	367,640	—	—
Food, Beverage & Tobacco	180,519	180,519	—	—
Health Care Equipment & Services	1,078,947	1,078,947	—	—
Household & Personal Products	179,149	179,149	—	—
Insurance	223,302	223,302	—	—
Media & Entertainment	820,657	820,657	—	—
Pharmaceuticals, Biotechnology & Life Sciences	991,157	991,157	—	—
Semiconductors & Semiconductor Equipment	562,015	562,015	—	—
Software & Services	1,016,621	1,016,621	—	—
Technology Hardware & Equipment	940,116	940,116	—	—
Telecommunication Services	88,835	88,835	—	—
Transportation	22,410	22,410	—	—
Utilities	123,462	123,462	—	—
Short-Term Investments	20,999	20,999	—	—
Total	$ 8,853,206	$ 8,853,206	$ —	$ —

(1)	For the period ended June 30, 2023, there were no transfers in and out of Level 3.
8

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8%
	Australia - 10.5%
688,695	AGL Energy Ltd.	$ 4,955,626
176,212	Ampol Ltd.	3,511,828
113,868	Ansell Ltd.	2,026,033
376,324	ANZ Group Holdings Ltd.	5,939,357
1,341,723	Aurizon Holdings Ltd.	3,501,022
502,457	Bendigo & Adelaide Bank Ltd.	2,873,016
221,672	BHP Group Ltd.	6,638,543
453,073	BlueScope Steel Ltd.	6,197,634
285,553	Brambles Ltd.	2,739,029
7,457	Cochlear Ltd.	1,137,047
820,710	Coles Group Ltd.	10,062,949
1,041,482	Dexus REIT	5,407,447
65,060	EBOS Group Ltd.	1,464,819
935,514	Endeavour Group Ltd.	3,929,394
704,962	Fortescue Metals Group Ltd.	10,408,141
562,760	Glencore PLC	3,180,243
1,300,513	GPT Group REIT	3,583,942
622,936	Harvey Norman Holdings Ltd.(1)	1,443,008
164,903	Iluka Resources Ltd.	1,219,519
1,907,772	Incitec Pivot Ltd.	3,479,549
149,867	JB Hi-Fi Ltd.	4,364,455
630,248	Medibank Pvt Ltd.	1,476,726
867,988	Metcash Ltd.	2,172,439
1,217,729	Mirvac Group REIT	1,831,914
1,638,232	New Hope Corp. Ltd.	5,288,872
56,394	Premier Investments Ltd.	760,533
30,689	Pro Medicus Ltd.	1,340,903
30,900	Ramsay Health Care Ltd.	1,157,806
113,711	Rio Tinto PLC	7,207,366
286,861	Sonic Healthcare Ltd.	6,792,057
1,982,370	South32 Ltd.	4,961,563
1,196,274	Stockland REIT	3,209,088
171,533	Technology One Ltd.	1,786,932
2,257,493	Telstra Group Ltd.	6,461,611
400,964	Vicinity Ltd. REIT	492,434
752,627	Viva Energy Group Ltd.(2)	1,507,968
55,557	Washington H Soul Pattinson & Co. Ltd.	1,175,273
167,591	Wesfarmers Ltd.	5,504,220
1,321,296	Whitehaven Coal Ltd.	5,901,584
344,739	Woolworths Group Ltd.	9,117,062
		156,208,952
	Austria - 0.4%
30,582	Andritz AG	1,703,282
117,995	Mondi PLC	1,798,656
140,320	Raiffeisen Bank International AG*	2,222,855
11,557	voestalpine AG	414,826
		6,139,619
	Belgium - 1.3%
6,423	Ackermans & van Haaren NV	1,056,730
51,208	Ageas SA	2,073,259
64,521	Etablissements Franz Colruyt NV	2,403,902
4,569	Melexis NV	448,132
356,757	Proximus SADP	2,656,051
9,285	Shurgard Self Storage Ltd. REIT	423,735
42,411	Solvay SA	4,733,464
70,021	UCB SA(1)	6,203,106
		19,998,379
	Brazil - 0.3%
128,033	Yara International ASA	4,529,265
	Canada - 10.1%
111,722	Alimentation Couche-Tard, Inc.	5,735,330
67,699	Atco Ltd. Class I	2,017,796
411,404	B2Gold Corp.	1,467,468
75,463	Bank of Montreal	6,822,893
18,731	Bank of Nova Scotia	938,213
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Canada - 10.1% - (continued)
100,127	BCE, Inc.	$ 4,570,316
49,437	Canadian Apartment Properties REIT	1,900,144
26,511	Canadian Imperial Bank of Commerce	1,133,166
26,071	Canadian Tire Corp. Ltd. Class A	3,568,471
17,979	Canadian Utilities Ltd. Class A	466,170
26,206	CGI, Inc.*	2,766,657
115,603	Choice Properties REIT	1,185,515
991	Constellation Software, Inc.	2,055,588
33,452	Dollarama, Inc.	2,268,138
63,979	Emera, Inc.	2,637,970
144,502	Empire Co. Ltd. Class A	4,109,284
12,966	Fairfax Financial Holdings Ltd.	9,723,055
43,075	Finning International, Inc.	1,326,511
59,238	Fortis, Inc.	2,555,751
43,972	George Weston Ltd.	5,204,530
16,637	Granite REIT	985,459
274,130	Great-West Lifeco, Inc.	7,969,606
156,176	Hydro One Ltd.(2)	4,467,230
51,524	iA Financial Corp., Inc.	3,514,106
25,805	IGM Financial, Inc.	786,485
14,692	Intact Financial Corp.	2,271,001
119,595	Loblaw Cos. Ltd.	10,961,256
3,060	Lumine Group, Inc.*	42,018
211,236	Manulife Financial Corp.	3,997,241
119,654	Metro, Inc.	6,765,549
18,247	Nutrien Ltd.	1,078,479
46,370	Open Text Corp.	1,930,842
248,419	Power Corp. of Canada(1)	6,694,594
143,247	Quebecor, Inc. Class B	3,534,491
28,054	Rogers Communications, Inc. Class B	1,281,378
70,527	Royal Bank of Canada	6,743,303
22,141	Saputo, Inc.	496,614
54,537	Stantec, Inc.	3,564,636
65,526	Sun Life Financial, Inc.	3,419,781
106,402	TELUS Corp.	2,072,960
4,621	Thomson Reuters Corp.	624,642
133,731	TMX Group Ltd.	3,012,674
31,457	Toromont Industries Ltd.	2,587,164
62,104	Toronto-Dominion Bank	3,853,663
44,677	Tourmaline Oil Corp.	2,107,492
39,476	West Fraser Timber Co. Ltd.	3,395,249
		150,610,879
	China - 1.5%
1,862,000	BOC Hong Kong Holdings Ltd.	5,690,593
1,527,000	SITC International Holdings Co. Ltd.	2,786,425
561,100	Wilmar International Ltd.	1,575,483
1,986,000	Xinyi Glass Holdings Ltd.	3,091,800
8,205,200	Yangzijiang Shipbuilding Holdings Ltd.	9,094,322
		22,238,623
	Denmark - 1.8%
3,623	AP Moller - Maersk AS Class B	6,356,979
2,352	Carlsberg AS Class B	375,811
41,110	Coloplast AS Class B	5,139,315
77,036	Novo Nordisk AS Class B	12,409,559
14,884	Novozymes AS Class B	693,293
11,656	Topdanmark AS	572,480
71,258	Tryg AS	1,541,608
		27,089,045
	Finland - 1.1%
46,938	Elisa Oyj	2,506,187
114,361	Kesko Oyj Class B	2,152,246
87,417	Kojamo Oyj	822,106
82,712	Kone Oyj Class B	4,316,123
90,334	Metsa Board Oyj Class B	666,228
79,571	Nordea Bank Abp	864,125

9

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Finland - 1.1% - (continued)
69,458	Orion Oyj Class B	$ 2,881,106
24,817	Sampo Oyj Class A	1,113,339
51,890	TietoEVRY Oyj	1,431,152
		16,752,612
	France - 5.3%
8,762	Air Liquide SA	1,569,644
31,206	Amundi SA(2)	1,840,173
8,787	Arkema SA	827,325
112,634	AXA SA	3,320,933
28,923	BioMerieux	3,033,067
47,608	BNP Paribas SA	2,997,997
255,756	Bouygues SA	8,582,959
484,893	Carrefour SA(1)	9,181,115
34,731	Cie de Saint-Gobain	2,111,695
204,206	Cie Generale des Etablissements Michelin SCA	6,028,665
86,757	Danone SA	5,313,759
43,842	Eiffage SA	4,571,748
375,204	Engie SA	6,233,547
5,963	EssilorLuxottica SA(1)	1,122,873
25,028	Eurazeo SE	1,759,843
20,306	Ipsen SA	2,441,355
2,771	L'Oreal SA	1,291,192
761,474	Orange SA	8,890,883
17,006	SEB SA	1,756,094
44,607	TotalEnergies SE	2,557,411
23,459	Verallia SA(2)	879,914
120,316	Vivendi SE	1,103,412
11,034	Wendel SE	1,131,581
		78,547,185
	Germany - 4.4%
7,049	Allianz SE	1,639,606
25,587	Aurubis AG	2,192,478
18,550	BASF SE	899,986
154,213	Bayer AG	8,525,047
49,820	Bayerische Motoren Werke AG	6,115,871
31,796	Brenntag SE	2,476,827
78,343	Covestro AG*(2)	4,066,769
81,723	Deutsche Post AG	3,988,119
490,091	E.ON SE	6,245,173
165,841	Fresenius Medical Care AG & Co. KGaA	7,919,419
162,303	Fresenius SE & Co. KGaA	4,492,333
20,206	Heidelberg Materials AG	1,657,765
2,692	Knorr-Bremse AG	205,529
27,115	LEG Immobilien SE*	1,557,221
55,456	Merck KGaA	9,169,156
2,997	SAP SE	409,174
24,801	Siemens Healthineers AG(2)	1,403,223
847,203	Telefonica Deutschland Holding AG	2,381,918
35,670	United Internet AG(3)	502,016
		65,847,630
	Hong Kong - 3.0%
290,600	Bank of East Asia Ltd.	401,232
541,000	CK Asset Holdings Ltd.	2,996,121
272,980	CLP Holdings Ltd.	2,121,390
167,010	Hang Seng Bank Ltd.	2,376,236
800,000	Henderson Land Development Co. Ltd.	2,378,583
1,619,609	HK Electric Investments & HK Electric Investments Ltd.	969,294
1,644,000	HKT Trust & HKT Ltd.	1,911,140
486,000	Hong Kong & China Gas Co. Ltd.	419,853
122,326	Jardine Matheson Holdings Ltd.	6,195,812
366,500	Kerry Properties Ltd.	759,508
729,353	Link REIT	4,048,548
1,032,400	Man Wah Holdings Ltd.	689,004
512,000	NWS Holdings Ltd.	580,823
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Hong Kong - 3.0% - (continued)
1,898,770	PCCW Ltd.	$ 983,718
228,000	Power Assets Holdings Ltd.	1,194,319
1,229,591	Sino Land Co. Ltd.	1,510,982
600,000	Sun Hung Kai Properties Ltd.	7,556,849
248,500	Swire Pacific Ltd. Class A	1,904,196
682,600	Swire Properties Ltd.	1,677,625
5,916,792	WH Group Ltd.(2)	3,133,334
		43,808,567
	Ireland - 0.3%
26,491	Glanbia PLC	395,953
6,518	Kerry Group PLC Class A	635,594
79,867	Smurfit Kappa Group PLC	2,660,229
		3,691,776
	Israel - 2.2%
515,895	Bank Hapoalim BM	4,223,417
677,891	Bank Leumi Le-Israel BM	5,039,953
2,570,055	Bezeq The Israeli Telecommunication Corp. Ltd.	3,134,526
35,078	Check Point Software Technologies Ltd.*	4,406,498
3,242	Elbit Systems Ltd.	674,443
68,854	First International Bank Of Israel Ltd.	2,675,527
803,836	ICL Group Ltd.	4,353,899
99,498	Mizrahi Tefahot Bank Ltd.	3,305,920
29,714	Strauss Group Ltd.*	668,114
56,904	Tower Semiconductor Ltd.*	2,096,169
176,274	ZIM Integrated Shipping Services Ltd.(1)	2,184,035
		32,762,501
	Italy - 2.7%
2,163,892	A2A SpA	3,949,630
192,254	Assicurazioni Generali SpA	3,905,530
52,434	Brembo SpA	776,851
27,779	Buzzi SpA	695,240
23,970	De' Longhi SpA	523,548
7,062	DiaSorin SpA	735,023
586,717	Eni SpA	8,437,909
693,248	Hera SpA	2,058,741
313,291	Italgas SpA	1,854,268
466,102	Pirelli & C SpA*(2)	2,300,533
123,116	Prysmian SpA	5,141,754
55,218	Recordati Industria Chimica e Farmaceutica SpA	2,635,625
308,922	Snam SpA	1,613,382
413,141	Terna - Rete Elettrica Nazionale	3,518,453
328,186	Unipol Gruppo SpA	1,751,228
		39,897,715
	Japan - 19.2%
60,105	ABC-Mart, Inc.	3,246,547
55,000	AGC, Inc.	1,964,680
120,300	Air Water, Inc.	1,659,239
94,100	Aisin Corp.	2,882,213
35,000	Ajinomoto Co., Inc.	1,386,100
174,782	Alfresa Holdings Corp.	2,604,770
112,800	Amada Co. Ltd.	1,102,753
76,888	Aozora Bank Ltd.	1,422,749
361,865	Astellas Pharma, Inc.	5,380,343
43,300	BIPROGY, Inc.	1,058,421
128,193	Bridgestone Corp.	5,225,815
206,700	Brother Industries Ltd.	3,002,502
45,597	Canon Marketing Japan, Inc.	1,127,819
277,303	Canon, Inc.	7,271,445
91,400	Chiba Bank Ltd.	552,631
67,900	Chugai Pharmaceutical Co. Ltd.	1,919,531
33,000	COMSYS Holdings Corp.	649,452
174,200	Concordia Financial Group Ltd.	678,071
93,800	Dai Nippon Printing Co. Ltd.	2,646,531
63,000	Dai-ichi Life Holdings, Inc.	1,193,441
28,900	Daiwa House Industry Co. Ltd.	758,216

10

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Japan - 19.2% - (continued)
9,700	Eisai Co. Ltd.	$ 652,595
1,257,500	ENEOS Holdings, Inc.	4,301,436
79,120	FUJIFILM Holdings Corp.	4,675,434
38,848	Fujitsu Ltd.	4,997,949
88,200	Fukuoka Financial Group, Inc.	1,814,222
218,000	Haseko Corp.	2,674,190
24,373	Hitachi Ltd.	1,500,136
109,300	Honda Motor Co. Ltd.	3,282,743
275,500	Idemitsu Kosan Co. Ltd.	5,501,041
122,000	Iida Group Holdings Co. Ltd.	2,047,753
54,671	ITOCHU Corp.	2,151,133
86,000	Itochu Techno-Solutions Corp.	2,163,462
36,000	Iwatani Corp.	1,893,963
733,600	Japan Post Bank Co. Ltd.	5,704,960
799,981	Japan Post Holdings Co. Ltd.	5,736,882
193,600	Japan Post Insurance Co. Ltd.	2,901,957
172,600	Japan Tobacco, Inc.	3,765,232
275,900	Kajima Corp.	4,142,270
94,851	KDDI Corp.	2,920,310
99,900	Kewpie Corp.	1,628,425
45,600	Kinden Corp.	613,795
213,200	Kuraray Co. Ltd.	2,062,893
13,900	Kyocera Corp.	749,264
66,822	Lawson, Inc.	2,952,863
95,200	Marubeni Corp.	1,607,140
24,600	MatsukiyoCocokara & Co.	1,374,713
132,500	Mazda Motor Corp.	1,277,467
53,500	McDonald's Holdings Co. Japan Ltd.	2,076,556
147,150	Medipal Holdings Corp.	2,393,536
115,732	MEIJI Holdings Co. Ltd.	2,576,716
47,900	Mitsubishi Corp.	2,296,655
170,700	Mitsubishi Electric Corp.	2,393,945
98,876	Mitsubishi HC Capital, Inc.	584,561
237,300	Mitsubishi UFJ Financial Group, Inc.	1,748,535
56,100	Mitsui & Co. Ltd.	2,100,233
117,400	Mitsui Chemicals, Inc.	3,435,048
360,700	Mizuho Financial Group, Inc.	5,487,801
28,300	MS&AD Insurance Group Holdings, Inc.	997,798
161,517	NEC Corp.	7,783,346
31,100	Nikon Corp.	399,683
38,900	NIPPON EXPRESS HOLDINGS, Inc.	2,181,102
15,600	Nippon Steel Corp.	324,229
2,840,150	Nippon Telegraph & Telephone Corp.	3,350,369
151,100	Niterra Co. Ltd.	3,013,950
46,400	Obayashi Corp.	399,361
15,400	OBIC Business Consultants Co. Ltd.	560,446
99,700	Ono Pharmaceutical Co. Ltd.	1,797,614
21,000	Oracle Corp. Japan	1,553,188
297,552	Osaka Gas Co. Ltd.	4,544,547
8,600	Otsuka Corp.	332,433
116,100	Otsuka Holdings Co. Ltd.	4,234,013
25,600	Panasonic Holdings Corp.	310,579
471,866	Resona Holdings, Inc.	2,253,635
92,400	Ricoh Co. Ltd.	781,534
100,000	Rinnai Corp.	2,166,257
13,000	Rohto Pharmaceutical Co. Ltd.	291,507
308,600	Santen Pharmaceutical Co. Ltd.	2,616,593
113,300	Sanwa Holdings Corp.	1,462,353
99,500	Sega Sammy Holdings, Inc.	2,114,810
379,500	Seiko Epson Corp.	5,878,856
100,865	Sekisui Chemical Co. Ltd.	1,445,963
279,248	Sekisui House Ltd.	5,613,554
16,089	Seven & i Holdings Co. Ltd.	690,713
40,140	Shimamura Co. Ltd.	3,782,522
323,000	Shizuoka Financial Group, Inc.	2,321,908
339,000	SoftBank Corp.	3,611,997
90,700	Sohgo Security Services Co. Ltd.	510,935
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Japan - 19.2% - (continued)
34,700	Square Enix Holdings Co. Ltd.	$ 1,605,657
183,293	Subaru Corp.	3,427,827
48,217	Sugi Holdings Co. Ltd.	2,141,718
76,500	Sumitomo Corp.	1,609,551
101,700	Sumitomo Electric Industries Ltd.	1,236,288
237,629	Sumitomo Forestry Co. Ltd.	5,726,376
91,200	Sumitomo Heavy Industries Ltd.	2,169,340
111,900	Sumitomo Mitsui Financial Group, Inc.	4,768,341
36,800	Sumitomo Mitsui Trust Holdings, Inc.	1,301,819
66,800	Sumitomo Pharma Co. Ltd.	295,328
213,000	Sumitomo Rubber Industries Ltd.	2,054,326
85,400	Sundrug Co. Ltd.	2,521,792
23,407	Suntory Beverage & Food Ltd.	844,067
60,182	Suzuken Co. Ltd.	1,629,309
45,095	Taisei Corp.	1,566,555
33,700	Taisho Pharmaceutical Holdings Co. Ltd.	1,262,803
76,200	Takeda Pharmaceutical Co. Ltd.	2,386,670
12,900	Tokio Marine Holdings, Inc.	295,870
321,496	Tokyo Gas Co. Ltd.	6,991,123
184,200	TOPPAN, Inc.	3,950,739
14,500	Toshiba Corp.	453,153
96,800	Tosoh Corp.	1,137,878
37,519	Toyo Suisan Kaisha Ltd.	1,688,076
108,900	Toyota Boshoku Corp.	1,932,978
29,700	Tsuruha Holdings, Inc.	2,199,734
1,203,557	Yamada Holdings Co. Ltd.	3,534,020
90,746	Yamaha Motor Co. Ltd.	2,587,989
173,480	Yamazaki Baking Co. Ltd.	2,341,713
132,100	Yokohama Rubber Co. Ltd.	2,878,991
78,153	Zensho Holdings Co. Ltd.	3,461,150
		285,248,059
	Jordan - 0.3%
200,892	Hikma Pharmaceuticals PLC	4,828,416
	Luxembourg - 0.2%
52,752	Eurofins Scientific SE	3,347,250
	Netherlands - 4.0%
90,592	ABN AMRO Bank NV GDR(2)	1,406,435
426,296	Aegon NV	2,153,362
128,004	ASR Nederland NV	5,759,265
23,733	Heineken Holding NV	2,062,354
33,547	JDE Peet's NV	997,710
337,082	Koninklijke Ahold Delhaize NV	11,496,071
2,021,656	Koninklijke KPN NV	7,210,196
14,300	Koninklijke Philips NV*	309,031
65,333	Koninklijke Vopak NV	2,330,089
220,300	NN Group NV	8,150,180
128,462	OCI NV*	3,079,141
101,220	Randstad NV	5,334,924
62,779	Shell PLC	1,869,646
52,628	Wolters Kluwer NV	6,677,616
		58,836,020
	New Zealand - 0.4%
222,876	Contact Energy Ltd.	1,106,014
135,721	Fisher & Paykel Healthcare Corp. Ltd.	2,037,162
218,613	Fletcher Building Ltd.	727,599
605,418	Spark New Zealand Ltd.	1,881,994
		5,752,769
	Norway - 1.1%
204,625	Equinor ASA	5,960,999
26,060	Kongsberg Gruppen ASA	1,187,514
346,131	Norsk Hydro ASA	2,061,236
403,519	Orkla ASA	2,903,922
432,389	Telenor ASA	4,391,068
		16,504,739

11

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Portugal - 0.6%
210,998	Galp Energia SGPS SA	$ 2,467,732
209,233	Jeronimo Martins SGPS SA	5,761,618
		8,229,350
	Singapore - 2.7%
410,600	CapitaLand Ascendas REIT	825,235
167,200	City Developments Ltd.	830,224
137,509	DBS Group Holdings Ltd.	3,201,617
1,079,900	Frasers Logistics & Commercial Trust REIT	997,432
199,700	Jardine Cycle & Carriage Ltd.	5,135,080
232,900	Keppel Corp. Ltd.	1,154,734
658,152	Oversea-Chinese Banking Corp. Ltd.	5,971,926
1,109,900	Sembcorp Industries Ltd.	4,715,650
423,600	Singapore Airlines Ltd.	2,237,958
1,361,900	Singapore Technologies Engineering Ltd.	3,703,249
2,295,400	Suntec REIT	2,187,953
263,800	United Overseas Bank Ltd.	5,457,864
241,200	UOL Group Ltd.	1,144,201
208,800	Venture Corp. Ltd.	2,269,515
		39,832,638
	South Africa - 0.1%
26,784	Anglo American PLC	760,378
	Spain - 1.6%
22,293	Acciona SA	3,779,588
374,738	Banco Bilbao Vizcaya Argentaria SA	2,874,958
59,968	Enagas SA	1,177,652
76,622	Endesa SA	1,642,634
178,728	Iberdrola SA	2,330,158
62,919	Industria de Diseno Textil SA	2,434,139
837,878	Mapfre SA(1)	1,662,794
52,000	Naturgy Energy Group SA	1,546,515
243,732	Redeia Corp. SA	4,091,051
197,836	Repsol SA	2,877,136
		24,416,625
	Sweden - 4.1%
12,467	Assa Abloy AB Class B	298,941
109,531	Axfood AB	2,314,071
146,904	Billerud AB	1,114,704
93,263	Boliden AB	2,690,055
254,162	Electrolux AB Class B	3,463,717
104,351	Essity AB Class B	2,773,663
217,972	Getinge AB Class B	3,813,042
83,622	H & M Hennes & Mauritz AB Class B	1,433,635
26,597	L E Lundbergforetagen AB Class B	1,129,744
14,502	Saab AB Class B	783,014
497,530	Securitas AB Class B	4,074,649
391,143	Skandinaviska Enskilda Banken AB Class A	4,314,730
139,861	Skanska AB Class B	1,957,171
206,969	SKF AB Class B	3,594,695
975,306	SSAB AB Class B	6,745,055
176,974	Svenska Handelsbanken AB Class A	1,480,177
187,061	Swedbank AB Class A	3,149,347
93,414	Swedish Orphan Biovitrum AB*	1,819,624
69,662	Tele2 AB Class B	574,771
1,603,669	Telefonaktiebolaget LM Ericsson Class B	8,672,133
1,352,939	Telia Co. AB	2,962,329
91,508	Volvo AB Class B	1,889,243
		61,048,510
	Switzerland - 6.2%
9,091	ABB Ltd.	357,482
105,341	Adecco Group AG	3,441,701
23,430	Baloise Holding AG	3,441,236
27,002	Banque Cantonale Vaudoise(1)	2,852,165
721	Barry Callebaut AG	1,391,792
17,454	BKW AG	3,082,470
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.8% - (continued)
	Switzerland - 6.2% - (continued)
3,053	Bucher Industries AG	$ 1,347,941
17,735	DKSH Holding AG	1,319,247
778	Emmi AG	750,477
24,835	Galenica AG(2)	2,005,621
3,745	Geberit AG	1,959,464
2,394	Georg Fischer AG	179,687
18,228	Helvetia Holding AG	2,465,308
41,635	Kuehne & Nagel International AG	12,318,543
88,233	Logitech International SA	5,250,685
122,832	Novartis AG	12,356,653
25,834	PSP Swiss Property AG	2,884,722
5,823	Schindler Holding AG	1,308,247
7,503	SFS Group AG	987,932
27,875	SGS SA	2,634,673
4,330	Sonova Holding AG	1,152,860
16,894	Swatch Group AG	4,930,446
1,378	Swiss Life Holding AG	805,560
36,419	Swiss Prime Site AG	3,160,940
17,149	Swisscom AG	10,692,128
206,497	UBS Group AG	4,176,564
9,007	Zurich Insurance Group AG	4,277,733
		91,532,277
	United Kingdom - 9.9%
194,205	3i Group PLC	4,810,899
2,164,963	Abrdn PLC	6,005,796
54,944	Admiral Group PLC	1,454,341
100,816	AstraZeneca PLC ADR	7,215,401
55,155	Aviva PLC	277,120
999,941	B&M European Value Retail SA	7,081,006
775,929	BAE Systems PLC	9,144,650
26,513	British American Tobacco PLC	879,087
86,163	British Land Co. PLC REIT	331,697
1,167,260	BT Group PLC	1,815,670
53,836	Bunzl PLC	2,052,649
709,000	CK Hutchison Holdings Ltd.	4,329,129
49,716	Computacenter PLC	1,447,428
880,898	ConvaTec Group PLC(2)	2,298,097
41,588	DCC PLC	2,325,352
9,366	Dechra Pharmaceuticals PLC	438,909
950,700	DS Smith PLC	3,285,174
418,182	Howden Joinery Group PLC	3,415,358
1,398,317	HSBC Holdings PLC	11,052,280
258,393	IG Group Holdings PLC	2,224,000
287,101	Imperial Brands PLC	6,345,630
150,759	Inchcape PLC	1,490,215
34,889	Intertek Group PLC	1,891,790
1,744,951	J Sainsbury PLC	5,967,616
1,930,984	Kingfisher PLC	5,688,138
4,206,816	Lloyds Banking Group PLC	2,331,341
1,357,870	Man Group PLC	3,772,029
247,191	National Grid PLC	3,269,943
949,593	NatWest Group PLC	2,907,096
4,546	Next PLC	398,790
170,696	Pearson PLC	1,783,859
22,783	Reckitt Benckiser Group PLC	1,712,422
57,132	RELX PLC	1,903,758
642,507	Sage Group PLC	7,554,245
386,259	Schroders PLC	2,147,452
344,074	Segro PLC REIT	3,135,561
245,475	Smith & Nephew PLC	3,957,236
64,408	Spectris PLC	2,943,771
2,395	Spirax-Sarco Engineering PLC	315,602
53,337	SSE PLC	1,248,383
604,719	Standard Chartered PLC	5,250,972
1,782,157	Tesco PLC	5,628,115
984,944	Tritax Big Box PLC REIT	1,565,262
27,639	Unilever PLC	1,439,815

12

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.8% - (continued)
	United Kingdom - 9.9% - (continued)
39,855	United Utilities Group PLC		$ 487,240
238,136	Vodafone Group PLC		223,947
			147,244,271
	United States - 3.5%
16,112	CSL Ltd.		2,974,887
306,256	GSK PLC ADR		10,914,964
36,189	Nestle SA		4,352,469
76,052	QIAGEN NV*		3,424,622
36,120	Roche Holding AG		11,042,106
111,326	Sanofi		11,927,048
108,207	Signify NV(2)		3,030,443
250,872	Stellantis NV		4,403,856
			52,070,395
	Total Common Stocks (cost $1,425,414,924)		$ 1,467,774,445
PREFERRED STOCKS - 0.1%
	Germany - 0.1%
28,826	Fuchs Petrolub SE (Preference Shares)		$ 1,139,089
	Total Preferred Stocks (cost $1,343,120)		$ 1,139,089
	Total Long-Term Investments (cost $1,426,758,044)		$ 1,468,913,534
SHORT-TERM INVESTMENTS - 1.4%
	Securities Lending Collateral - 1.4%
3,116,288	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(4)		$ 3,116,288
10,387,626	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(4)		10,387,626
3,116,288	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(4)		3,116,288
3,116,288	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(4)		3,116,288
	Total Short-Term Investments (cost $19,736,490)		$ 19,736,490
	Total Investments (cost $1,446,494,534)	100.3%	$ 1,488,650,024
	Other Assets and Liabilities	(0.3)%	(3,815,798)
	Total Net Assets	100.0%	$ 1,484,834,226
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the aggregate value of these securities was $28,339,740, representing 1.9% of net assets.
(3)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the aggregate value of this security was $502,016, representing 0.0% of net assets.
(4)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	109	09/15/2023	$ 11,747,475	$ 73,914
Total futures contracts				$ 73,914
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
13

Hartford Multifactor Developed Markets (ex-US) ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 156,208,952	$ 156,208,952	$ —	$ —
Austria	6,139,619	6,139,619	—	—
Belgium	19,998,379	19,998,379	—	—
Brazil	4,529,265	4,529,265	—	—
Canada	150,610,879	150,610,879	—	—
China	22,238,623	22,238,623	—	—
Denmark	27,089,045	27,089,045	—	—
Finland	16,752,612	16,752,612	—	—
France	78,547,185	78,547,185	—	—
Germany	65,847,630	65,847,630	—	—
Hong Kong	43,808,567	43,808,567	—	—
Ireland	3,691,776	3,691,776	—	—
Israel	32,762,501	32,762,501	—	—
Italy	39,897,715	39,897,715	—	—
Japan	285,248,059	285,248,059	—	—
Jordan	4,828,416	4,828,416	—	—
Luxembourg	3,347,250	3,347,250	—	—
Netherlands	58,836,020	58,836,020	—	—
New Zealand	5,752,769	5,752,769	—	—
Norway	16,504,739	16,504,739	—	—
Portugal	8,229,350	8,229,350	—	—
Singapore	39,832,638	39,832,638	—	—
South Africa	760,378	760,378	—	—
Spain	24,416,625	24,416,625	—	—
Sweden	61,048,510	61,048,510	—	—
Switzerland	91,532,277	91,532,277	—	—
United Kingdom	147,244,271	147,244,271	—	—
United States	52,070,395	52,070,395	—	—
Preferred Stocks	1,139,089	1,139,089	—	—
Short-Term Investments	19,736,490	19,736,490	—	—
Futures Contracts(2)	73,914	73,914	—	—
Total	$ 1,488,723,938	$ 1,488,723,938	$ —	$ —

(1)	For the period ended June 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
14

Hartford Multifactor Diversified International ETF
Schedule of Investments
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4%
	Australia - 9.3%
3,509	AGL Energy Ltd.	$ 25,250
8,346	ANZ Group Holdings Ltd.	131,721
5,177	BHP Group Ltd.	155,039
7,174	BlueScope Steel Ltd.	98,134
1,415	Brambles Ltd.	13,573
9,893	Coles Group Ltd.	121,301
19,420	Dexus REIT	100,830
1,005	EBOS Group Ltd.	22,627
7,624	Fortescue Metals Group Ltd.	112,562
6,116	Glencore PLC	34,562
23,556	GPT Group REIT	64,915
4,841	Incitec Pivot Ltd.	8,829
5,796	JB Hi-Fi Ltd.	168,792
2,008	Rio Tinto PLC	127,273
5,970	Sonic Healthcare Ltd.	141,353
29,944	South32 Ltd.	74,945
19,684	Stockland REIT	52,804
11,122	Telstra Group Ltd.	31,834
11,835	Vicinity Ltd. REIT	14,535
1,450	Wesfarmers Ltd.	47,623
7,867	Whitehaven Coal Ltd.	35,138
2,939	Woolworths Group Ltd.	77,726
		1,661,366
	Austria - 0.2%
553	Andritz AG	30,800
330	Erste Group Bank AG	11,553
		42,353
	Belgium - 0.1%
106	Solvay SA	11,830
64	UCB SA	5,670
		17,500
	Brazil - 1.3%
5,804	Telefonica Brasil SA	52,060
8,009	Vale SA ADR	107,481
2,012	Yara International ASA	71,176
		230,717
	Canada - 5.0%
506	Alimentation Couche-Tard, Inc.	25,976
1,276	Bank of Montreal	115,368
141	Canadian Tire Corp. Ltd. Class A	19,299
3,862	Empire Co. Ltd. Class A	109,826
146	Fairfax Financial Holdings Ltd.	109,484
353	Finning International, Inc.	10,871
976	George Weston Ltd.	115,519
1,020	Great-West Lifeco, Inc.	29,654
1,299	Loblaw Cos. Ltd.	119,057
3,190	Manulife Financial Corp.	60,365
967	Power Corp. of Canada	26,060
1,115	Royal Bank of Canada	106,609
186	Sun Life Financial, Inc.	9,707
588	Toronto-Dominion Bank	36,486
42	West Fraser Timber Co. Ltd.	3,612
		897,893
	China - 11.7%
384,000	Agricultural Bank of China Ltd. Class H	150,923
430,000	Bank of China Ltd. Class H	172,294
136,000	Bank of Communications Co. Ltd. Class H	90,070
2,500	BOC Hong Kong Holdings Ltd.	7,640
162,000	China CITIC Bank Corp. Ltd. Class H	76,074
251,000	China Construction Bank Corp. Class H*	162,388
68,500	China Minsheng Banking Corp. Ltd. Class H	25,349
25,000	China Overseas Land & Investment Ltd.	54,488
208,000	China Petroleum & Chemical Corp. Class H	121,828
109,000	China Railway Group Ltd. Class H	71,910
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	China - 11.7% - (continued)
2,800	China Resources Gas Group Ltd.	$ 9,576
6,000	China Resources Land Ltd.	25,419
21,500	China Shenhua Energy Co. Ltd. Class H	65,708
794,000	China Tower Corp. Ltd. Class H(1)	88,148
64,000	CSPC Pharmaceutical Group Ltd.	55,616
6,600	Haier Smart Home Co. Ltd. Class H	20,760
276,000	Industrial & Commercial Bank of China Ltd. Class H	147,217
150,000	Lenovo Group Ltd.	156,382
354,000	People's Insurance Co. Group of China Ltd. Class H	128,290
210,000	PetroChina Co. Ltd. Class H	145,241
68,000	PICC Property & Casualty Co. Ltd. Class H	75,579
3,000	Ping An Insurance Group Co. of China Ltd. Class H	19,083
112,000	Postal Savings Bank of China Co. Ltd. Class H(1)	68,887
6,000	Xinyi Glass Holdings Ltd.	9,341
115,100	Yangzijiang Shipbuilding Holdings Ltd.	127,572
		2,075,783
	Denmark - 1.4%
50	AP Moller - Maersk AS Class B	87,731
995	Novo Nordisk AS Class B	160,282
		248,013
	Finland - 0.3%
424	Kone Oyj Class B	22,126
1,782	Nordea Bank Abp	19,352
398	Orion Oyj Class B	16,509
		57,987
	France - 3.3%
142	Air Liquide SA	25,438
1,262	AXA SA	37,209
1,053	BNP Paribas SA	66,310
1,541	Carrefour SA	29,178
444	Cie de Saint-Gobain	26,996
2,067	Cie Generale des Etablissements Michelin SCA	61,023
321	Danone SA	19,661
5,305	Engie SA	88,136
41	L'Oreal SA	19,105
43	LVMH Moet Hennessy Louis Vuitton SE	40,486
8,269	Orange SA	96,548
720	Societe Generale SA	18,695
1,170	TotalEnergies SE	67,078
		595,863
	Germany - 2.5%
126	Allianz SE	29,308
250	BASF SE	12,129
2,098	Bayer AG	115,979
637	Bayerische Motoren Werke AG	78,198
224	Covestro AG*(1)	11,628
905	Deutsche Post AG	44,164
3,170	E.ON SE	40,395
229	Fresenius SE & Co. KGaA	6,338
626	Merck KGaA	103,504
		441,643
	Hong Kong - 1.6%
2,000	CK Asset Holdings Ltd.	11,076
1,400	Jardine Matheson Holdings Ltd.	70,910
6,500	Link REIT	36,081
48,000	Sino Biopharmaceutical Ltd.	20,887
6,092	Sino Land Co. Ltd.	7,486
8,500	Sun Hung Kai Properties Ltd.	107,055
56,000	WH Group Ltd.(1)	29,656
		283,151
	India - 0.5%
867	Dr Reddy's Laboratories Ltd. ADR	54,716
1,841	Infosys Ltd. ADR	29,585
		84,301

15

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Indonesia - 1.9%
48,400	Adaro Energy Indonesia Tbk PT	$ 7,199
183,900	Astra International Tbk PT	83,103
164,300	Bukit Asam Tbk PT	29,370
25,200	Indo Tambangraya Megah Tbk PT	40,550
99,200	Indofood Sukses Makmur Tbk PT	48,633
318,300	Kalbe Farma Tbk PT	43,523
378,400	Perusahaan Gas Negara Tbk PT	32,937
113,600	Sumber Alfaria Trijaya Tbk PT	19,549
75,900	Telkom Indonesia Persero Tbk PT	20,250
3,800	United Tractors Tbk PT	5,899
		331,013
	Ireland - 0.2%
494	CRH PLC	27,217
	Israel - 2.2%
2,907	Bank Hapoalim BM	23,798
7,079	Bank Leumi Le-Israel BM	52,631
68,215	Bezeq The Israeli Telecommunication Corp. Ltd.	83,197
984	FIBI Holdings Ltd.	39,642
787	First International Bank Of Israel Ltd.	30,581
7,542	ICL Group Ltd.	40,851
4,023	Phoenix Holdings Ltd.	40,382
610	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	36,015
3,655	ZIM Integrated Shipping Services Ltd.(2)	45,286
		392,383
	Italy - 0.7%
5,131	Eni SpA	73,792
7,831	Intesa Sanpaolo SpA	20,505
667	Prysmian SpA	27,856
		122,153
	Japan - 15.4%
900	AGC, Inc.	32,149
8,400	Alfresa Holdings Corp.	125,185
800	Alps Alpine Co. Ltd.	6,957
5,300	Astellas Pharma, Inc.	78,802
1,400	Bridgestone Corp.	57,071
3,300	Brother Industries Ltd.	47,935
2,100	Canon, Inc.	55,066
1,800	Dai-ichi Life Holdings, Inc.	34,098
200	Daiwa House Industry Co. Ltd.	5,247
700	Fujitsu Ltd.	90,058
900	Hitachi Ltd.	55,394
3,100	Honda Motor Co. Ltd.	93,106
4,100	Iida Group Holdings Co. Ltd.	68,818
4,200	INFRONEER Holdings, Inc.	39,375
500	Isuzu Motors Ltd.	6,019
1,600	ITOCHU Corp.	62,955
9,000	Japan Post Holdings Co. Ltd.	64,541
3,900	Japan Tobacco, Inc.	85,078
2,800	KDDI Corp.	86,207
500	Lawson, Inc.	22,095
1,700	Marubeni Corp.	28,699
1,600	Mazda Motor Corp.	15,426
12,700	Mebuki Financial Group, Inc.	30,016
1,800	Medipal Holdings Corp.	29,279
700	MEIJI Holdings Co. Ltd.	15,585
1,500	Mitsubishi Corp.	71,920
3,300	Mitsubishi Electric Corp.	46,280
1,700	Mitsubishi UFJ Financial Group, Inc.	12,526
2,700	Mitsui & Co. Ltd.	101,081
7,800	Mizuho Financial Group, Inc.	118,672
1,600	NEC Corp.	77,102
2,200	Nihon Kohden Corp.	58,480
800	Nippon Steel Corp.	16,627
62,500	Nippon Telegraph & Telephone Corp.	73,728
700	Nippon Yusen KK	15,450
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Japan - 15.4% - (continued)
1,800	Niterra Co. Ltd.	$ 35,904
200	Osaka Gas Co. Ltd.	3,055
700	Otsuka Holdings Co. Ltd.	25,528
1,700	Panasonic Holdings Corp.	20,624
4,600	Seiko Epson Corp.	71,259
2,000	Sekisui House Ltd.	40,205
300	Seven & i Holdings Co. Ltd.	12,879
1,200	Shimamura Co. Ltd.	113,080
6,300	SoftBank Corp.	67,126
1,900	Subaru Corp.	35,533
200	Sumitomo Corp.	4,208
500	Sumitomo Electric Industries Ltd.	6,078
2,700	Sumitomo Forestry Co. Ltd.	65,065
1,200	Sumitomo Heavy Industries Ltd.	28,544
2,700	Sumitomo Mitsui Financial Group, Inc.	115,054
600	Takeda Pharmaceutical Co. Ltd.	18,793
1,000	Tokio Marine Holdings, Inc.	22,936
4,800	Tokyo Gas Co. Ltd.	104,379
700	TOPPAN, Inc.	15,014
19,200	Yamada Holdings Co. Ltd.	56,377
2,000	Yamaha Motor Co. Ltd.	57,038
		2,745,706
	Malaysia - 2.1%
28,700	CELCOMDIGI Bhd	25,272
2,000	CIMB Group Holdings Bhd	2,168
600	Heineken Malaysia Bhd	3,355
30,425	Malayan Banking Bhd	56,255
34,600	Petronas Chemicals Group Bhd	44,478
7,700	Petronas Gas Bhd	27,550
51,375	RHB Bank Bhd	59,768
104,300	Sime Darby Bhd	45,809
52,500	Tenaga Nasional Bhd	101,794
		366,449
	Mexico - 1.0%
3,061	America Movil SAB de CV ADR*	66,240
1,266	Coca-Cola Femsa SAB de CV ADR	105,471
		171,711
	Netherlands - 1.5%
5,383	Koninklijke Ahold Delhaize NV	183,585
2,224	NN Group NV	82,279
		265,864
	New Zealand - 1.0%
3,328	Fisher & Paykel Healthcare Corp. Ltd.	49,953
2,210	Fletcher Building Ltd.	7,355
16,770	Goodman Property Trust REIT	22,809
32,723	Spark New Zealand Ltd.	101,722
		181,839
	Norway - 1.8%
1,609	Elkem ASA(1)	3,730
2,365	Equinor ASA	68,896
8,809	Europris ASA(1)	58,872
2,642	Golden Ocean Group Ltd.(2)	19,947
11,905	Norsk Hydro ASA	70,895
5,936	Telenor ASA	60,282
3,243	Veidekke ASA	34,811
		317,433
	Philippines - 0.9%
725	Globe Telecom, Inc.	22,735
3,730	International Container Terminal Services, Inc.	13,772
8,200	Manila Electric Co.	49,765
2,775	PLDT, Inc.	65,957
		152,229

16

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Poland - 0.7%
1,697	Polski Koncern Naftowy ORLEN SA	$ 26,903
10,857	Powszechny Zaklad Ubezpieczen SA	105,311
		132,214
	Russia - 0.0%
698	Gazprom PJSC(3)	—
	Singapore - 1.2%
506	DBS Group Holdings Ltd.	11,781
2,000	Jardine Cycle & Carriage Ltd.	51,428
7,542	Oversea-Chinese Banking Corp. Ltd.	68,435
48	STMicroelectronics NV(4)	2,400
2,900	United Overseas Bank Ltd.	59,999
1,100	Venture Corp. Ltd.	11,956
		205,999
	South Africa - 0.1%
7,058	Woolworths Holdings Ltd.	26,657
	South Korea - 5.5%
188	Coway Co. Ltd.	6,271
251	DB Insurance Co. Ltd.	14,211
1,713	Fila Holdings Corp.	52,002
4,260	GS Holdings Corp.	118,490
626	Hana Financial Group, Inc.	18,623
108	HMM Co. Ltd.	1,545
78	Hyundai Glovis Co. Ltd.	11,703
1,838	Hyundai Marine & Fire Insurance Co. Ltd.	43,312
1,585	Kia Corp.	106,457
1,078	KT&G Corp.	67,741
95	LG Electronics, Inc.	9,135
28	LG Innotek Co. Ltd.	6,577
14,735	LG Uplus Corp.	119,991
27	Orion Corp.	2,459
169	POSCO Holdings, Inc.	49,764
158	Samsung Electro-Mechanics Co. Ltd.	17,327
3,091	Samsung Electronics Co. Ltd.	169,370
125	Samsung Fire & Marine Insurance Co. Ltd.	21,819
372	Samsung SDS Co. Ltd.	34,697
168	Shinsegae, Inc.	22,708
909	SK Hynix, Inc.	79,472
		973,674
	Spain - 0.9%
14,831	Banco Bilbao Vizcaya Argentaria SA	113,782
4,132	Banco Santander SA	15,260
2,258	Iberdrola SA	29,438
		158,480
	Sweden - 3.1%
587	Assa Abloy AB Class B	14,076
1,057	Axfood AB	22,331
982	Boliden AB	28,325
459	Getinge AB Class B	8,029
1,657	H & M Hennes & Mauritz AB Class B	28,408
708	Sandvik AB	13,778
539	Securitas AB Class B	4,414
2,498	Skandinaviska Enskilda Banken AB Class A	27,556
1,822	SKF AB Class B	31,645
24,934	SSAB AB Class B	172,440
20,404	Telefonaktiebolaget LM Ericsson Class B	110,338
4,659	Volvo AB Class B	96,188
		557,528
	Switzerland - 2.1%
1,976	Novartis AG	198,782
134	Swatch Group AG	39,107
117	Swisscom AG	72,948
Shares or Principal Amount		Market Value†
COMMON STOCKS - 98.4% - (continued)
	Switzerland - 2.1% - (continued)
2,663	UBS Group AG	$ 53,861
24	Zurich Insurance Group AG	11,398
		376,096
	Taiwan - 7.5%
92,000	Acer, Inc.	92,607
26,000	ASE Technology Holding Co. Ltd.	92,247
12,000	Asustek Computer, Inc.	121,177
11,000	Catcher Technology Co. Ltd.	61,985
7,000	Gigabyte Technology Co. Ltd.	54,729
20,800	Hon Hai Precision Industry Co. Ltd.	75,468
4,000	International Games System Co. Ltd. Class C	79,372
19,000	Lite-On Technology Corp.	63,141
33,000	Macronix International Co. Ltd.	34,648
14,000	Micro-Star International Co. Ltd.	79,340
9,000	Novatek Microelectronics Corp.	123,248
29,000	Pegatron Corp.	69,650
55,000	Pou Chen Corp.	55,628
20,000	Powertech Technology, Inc.	67,428
1,000	President Chain Store Corp.	9,071
5,000	Quanta Computer, Inc.	24,402
71,000	Wistron Corp.	206,996
2,000	Yang Ming Marine Transport Corp.*	4,046
8,000	Zhen Ding Technology Holding Ltd.	26,971
		1,342,154
	Thailand - 2.4%
13,902	Advanced Info Service PCL NVDR	83,910
75,800	AP Thailand PCL NVDR	24,586
19,800	Bangchak Corp. PCL NVDR	20,384
280,300	Bangkok Chain Hospital PCL NVDR	139,933
30,400	Bangkok Dusit Medical Services PCL NVDR	23,793
66,200	Krung Thai Bank PCL NVDR	36,223
5,400	PTT PCL NVDR	5,102
153,800	Supalai PCL NVDR	87,625
		421,556
	Turkey - 1.3%
4,927	BIM Birlesik Magazalar AS	32,223
7,849	Eregli Demir ve Celik Fabrikalari TAS*	11,056
39,356	Haci Omer Sabanci Holding AS	69,473
8,759	KOC Holding AS	34,841
16,706	Turkiye Is Bankasi AS Class C	9,010
43,249	Turkiye Sise ve Cam Fabrikalari AS	73,757
		230,360
	United Kingdom - 4.3%
2,263	3i Group PLC	56,060
23,642	Abrdn PLC	65,585
980	AstraZeneca PLC ADR	70,139
5,037	B&M European Value Retail SA	35,669
7,526	BAE Systems PLC	88,697
12,000	CK Hutchison Holdings Ltd.	73,272
20,400	HSBC Holdings PLC	158,793
1,798	Imperial Brands PLC	39,740
20,216	J Sainsbury PLC	69,137
23,763	Kingfisher PLC	69,999
6,218	NatWest Group PLC	19,036
2,241	Standard Chartered PLC	19,459
		765,586
	United States - 3.4%
2,346	GSK PLC ADR	83,611
505	Nestle SA	60,737
506	Roche Holding AG	154,687
1,636	Sanofi	175,275

17

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 98.4% - (continued)
	United States - 3.4% - (continued)
192	Schneider Electric SE		$ 34,869
5,421	Stellantis NV		95,161
			604,340
	Total Common Stocks (cost $16,628,308)		$ 17,505,211
PREFERRED STOCKS - 0.8%
	Brazil - 0.8%
42,390	Cia Paranaense de Energia (Preference Shares)		$ 72,847
12,189	Gerdau SA (Preference Shares)		63,345
926	Petroleo Brasileiro SA (Preference Shares)		5,669
			141,861
	Chile - 0.0%
2,435	Embotelladora Andina SA (Preference Shares)		6,378
	Total Preferred Stocks (cost $135,461)		$ 148,239
	Total Long-Term Investments (cost $16,763,769)		$ 17,653,450
SHORT-TERM INVESTMENTS - 0.4%
	Securities Lending Collateral - 0.4%
10,191	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(5)		$ 10,191
33,972	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(5)		33,972
10,192	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(5)		10,192
10,192	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(5)		10,192
	Total Short-Term Investments (cost $64,547)		$ 64,547
	Total Investments (cost $16,828,316)	99.6%	$ 17,717,997
	Other Assets and Liabilities	0.4%	78,418
	Total Net Assets	100.0%	$ 17,796,415
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the aggregate value of these securities was $260,921, representing 1.5% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.
(4)	Security is exempt from registration under Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At June 30, 2023, the aggregate value of this security was $2,400, representing 0.0% of net assets.
(5)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI EAFE Index Future	1	09/15/2023	$ 107,775	$ 678
Total futures contracts				$ 678
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
18

Hartford Multifactor Diversified International ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Australia	$ 1,661,366	$ 1,661,366	$ —	$ —
Austria	42,353	42,353	—	—
Belgium	17,500	17,500	—	—
Brazil	230,717	230,717	—	—
Canada	897,893	897,893	—	—
China	2,075,783	2,075,783	—	—
Denmark	248,013	248,013	—	—
Finland	57,987	57,987	—	—
France	595,863	595,863	—	—
Germany	441,643	441,643	—	—
Hong Kong	283,151	283,151	—	—
India	84,301	84,301	—	—
Indonesia	331,013	331,013	—	—
Ireland	27,217	27,217	—	—
Israel	392,383	392,383	—	—
Italy	122,153	122,153	—	—
Japan	2,745,706	2,745,706	—	—
Malaysia	366,449	366,449	—	—
Mexico	171,711	171,711	—	—
Netherlands	265,864	265,864	—	—
New Zealand	181,839	181,839	—	—
Norway	317,433	317,433	—	—
Philippines	152,229	152,229	—	—
Poland	132,214	132,214	—	—
Russia	—	—	—	—
Singapore	205,999	205,999	—	—
South Africa	26,657	26,657	—	—
South Korea	973,674	973,674	—	—
Spain	158,480	158,480	—	—
Sweden	557,528	557,528	—	—
Switzerland	376,096	376,096	—	—
Taiwan	1,342,154	1,342,154	—	—
Thailand	421,556	421,556	—	—
Turkey	230,360	230,360	—	—
United Kingdom	765,586	765,586	—	—
United States	604,340	604,340	—	—
Preferred Stocks	148,239	148,239	—	—
Short-Term Investments	64,547	64,547	—	—
Futures Contracts(2)	678	678	—	—
Total	$ 17,718,675	$ 17,718,675	$ —	$ —

(1)	For the period ended June 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2023 is not presented.
19

Hartford Multifactor Emerging Markets ETF
Schedule of Investments
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4%
	Brazil - 2.5%
2,260	Banco do Brasil SA	$ 23,143
6,993	BB Seguridade Participacoes SA	44,605
6,342	Equatorial Energia SA	42,267
885	Hypera SA	8,441
2,156	Raia Drogasil SA	13,229
2,302	Suzano SA	21,102
14,099	Telefonica Brasil SA	126,464
5,936	Transmissora Alianca de Energia Eletrica SA	46,317
10,749	Vale SA ADR	144,252
		469,820
	Chile - 0.8%
103,492	Banco de Chile	10,798
1,008	Cia Cervecerias Unidas SA ADR	16,360
13,116	Empresas CMPC SA	25,082
1,552	Empresas COPEC SA	11,512
1,057	Sociedad Quimica y Minera de Chile SA ADR	76,759
		140,511
	China - 20.7%
479,000	Agricultural Bank of China Ltd. Class H	188,260
9,900	Alibaba Group Holding Ltd.*	102,580
21,000	Anhui Conch Cement Co. Ltd. Class H	55,738
4,200	ANTA Sports Products Ltd.	42,902
476,000	Bank of China Ltd. Class H	190,726
221,000	Bank of Communications Co. Ltd. Class H	146,363
231,000	China CITIC Bank Corp. Ltd. Class H	108,476
279,000	China Construction Bank Corp. Class H*	180,503
139,000	China Everbright Bank Co. Ltd. Class H	39,909
15,000	China Gas Holdings Ltd.	17,169
23,000	China Life Insurance Co. Ltd. Class H	38,330
10,000	China Longyuan Power Group Corp. Ltd. Class H	10,298
4,000	China Mengniu Dairy Co. Ltd.*	15,058
20,000	China Merchants Bank Co. Ltd. Class H	90,856
219,500	China Minsheng Banking Corp. Ltd. Class H	81,228
37,500	China Overseas Land & Investment Ltd.	81,732
21,600	China Pacific Insurance Group Co. Ltd. Class H	55,815
250,000	China Petroleum & Chemical Corp. Class H	146,428
152,000	China Railway Group Ltd. Class H	100,278
14,900	China Resources Gas Group Ltd.	50,956
20,000	China Resources Land Ltd.	84,731
38,500	China Shenhua Energy Co. Ltd. Class H	117,663
1,148,000	China Tower Corp. Ltd. Class H(1)	127,448
24,000	China Vanke Co. Ltd. Class H	32,218
26,400	Chow Tai Fook Jewellery Group Ltd.	47,433
23,000	CITIC Ltd.	27,442
126,000	CSPC Pharmaceutical Group Ltd.	109,494
2,700	ENN Energy Holdings Ltd.	33,627
32,000	Guangzhou Automobile Group Co. Ltd. Class H	19,069
10,400	Guotai Junan Securities Co. Ltd. Class H(1)	12,196
33,400	Haier Smart Home Co. Ltd. Class H	105,060
299,000	Industrial & Commercial Bank of China Ltd. Class H	159,485
3,106	JD.com, Inc. Class A	52,476
170,000	Lenovo Group Ltd.	177,232
1,500	Li Ning Co. Ltd.	8,068
2,500	Longfor Group Holdings Ltd.(1)	6,074
730	Meituan Class B*(1)	11,393
1,980	NetEase, Inc.	38,556
9,400	New China Life Insurance Co. Ltd. Class H	24,770
2,400	Nongfu Spring Co. Ltd. Class H(1)	13,246
381,000	People's Insurance Co. Group of China Ltd. Class H	138,075
248,000	PetroChina Co. Ltd. Class H	171,523
86,000	PICC Property & Casualty Co. Ltd. Class H	95,585
20,000	Ping An Insurance Group Co. of China Ltd. Class H	127,223
192,000	Postal Savings Bank of China Co. Ltd. Class H(1)	118,092
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	China - 20.7% - (continued)
37,200	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	$ 48,609
2,300	Tencent Holdings Ltd.	97,323
7,600	Xiaomi Corp. Class B*(1)	10,396
2,000	Yankuang Energy Group Co. Ltd. Class H(2)	5,729
1,379	Yum China Holdings, Inc.	77,708
5,700	Zhuzhou CRRC Times Electric Co. Ltd. Class H	21,239
2,000	Zijin Mining Group Co. Ltd. Class H	2,935
7,400	ZTE Corp. Class H	29,651
488	ZTO Express Cayman, Inc.	12,236
		3,907,610
	Hong Kong - 0.4%
185,000	Sino Biopharmaceutical Ltd.	80,500
	India - 15.2%
3,259	Axis Bank Ltd.	39,228
1,005	Bajaj Auto Ltd.	57,475
528	Balkrishna Industries Ltd.	15,256
28,088	Bank of Baroda	65,173
1,506	Bharat Forge Ltd.	15,362
9,668	Bharti Airtel Ltd.	103,561
146	Britannia Industries Ltd.	8,942
7,250	Cipla Ltd.	89,697
44,859	Coal India Ltd.	126,315
378	Divi's Laboratories Ltd.	16,512
1,900	Dr Reddy's Laboratories Ltd. ADR	119,909
387	Eicher Motors Ltd.	16,889
1,455	Embassy Office Parks REIT	5,173
65,900	GAIL India Ltd.	84,387
11,899	HCL Technologies Ltd.	172,307
2,910	Hero MotoCorp Ltd.	103,227
1,894	Hindalco Industries Ltd.	9,719
2,384	Hindustan Unilever Ltd.	77,828
1,099	Housing Development Finance Corp. Ltd.	37,804
1,228	ICICI Bank Ltd. ADR	28,342
37,054	Indian Oil Corp. Ltd.	41,238
1,982	Indraprastha Gas Ltd.	11,436
6,244	Infosys Ltd. ADR	100,341
8,362	ITC Ltd.	46,032
3,239	Jindal Steel & Power Ltd.	22,941
2,432	JSW Steel Ltd.	23,266
3,130	Larsen & Toubro Ltd.	94,452
7,271	Mahindra & Mahindra Ltd.	128,835
434	Maruti Suzuki India Ltd.	51,787
753	Max Healthcare Institute Ltd.*	5,502
399	Mphasis Ltd.	9,217
55	MRF Ltd.	67,889
37,189	NTPC Ltd.	85,746
33,017	Oil & Natural Gas Corp. Ltd.	64,516
13,725	Petronet LNG Ltd.	37,259
45,460	Power Finance Corp. Ltd.	119,640
28,896	Power Grid Corp. of India Ltd.	89,873
57,159	REC Ltd.	114,720
6,722	Sun Pharmaceutical Industries Ltd.	86,168
3,322	Tata Consultancy Services Ltd.	133,722
83,704	Tata Steel Ltd.	114,277
4,366	Tech Mahindra Ltd.	60,184
256	Titan Co. Ltd.	9,510
1,196	Torrent Pharmaceuticals Ltd.	27,772
369	Tube Investments of India Ltd.	14,281
2,023	TVS Motor Co. Ltd.	32,690
17,811	Vedanta Ltd.	60,346
7,765	Wipro Ltd. ADR	36,651
		2,883,397

20

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Indonesia - 3.8%
166,100	Adaro Energy Indonesia Tbk PT	$ 24,706
287,700	Astra International Tbk PT	130,010
32,100	Bank Central Asia Tbk PT	19,591
57,600	Bank Mandiri Persero Tbk PT	19,978
227,600	Bank Rakyat Indonesia Persero Tbk PT	82,357
204,000	Bukit Asam Tbk PT	36,466
24,000	Indo Tambangraya Megah Tbk PT	38,619
21,000	Indofood CBP Sukses Makmur Tbk PT	15,863
179,900	Indofood Sukses Makmur Tbk PT	88,195
719,100	Kalbe Farma Tbk PT	98,326
284,500	Perusahaan Gas Negara Tbk PT	24,764
291,200	Sumber Alfaria Trijaya Tbk PT	50,111
257,500	Telkom Indonesia Persero Tbk PT	68,701
7,600	Unilever Indonesia Tbk PT	2,159
16,600	United Tractors Tbk PT	25,771
		725,617
	Malaysia - 3.1%
16,800	Alliance Bank Malaysia Bhd	11,986
4,900	AMMB Holdings Bhd	3,800
76,400	CELCOMDIGI Bhd	67,274
53,146	CIMB Group Holdings Bhd	57,615
2,500	Heineken Malaysia Bhd	13,980
5,600	IHH Healthcare Bhd	7,067
1,600	Kuala Lumpur Kepong Bhd	7,528
50,344	Malayan Banking Bhd	93,084
10,400	Maxis Bhd	9,135
3,400	MISC Bhd	5,216
61,000	Petronas Chemicals Group Bhd	78,415
9,100	Petronas Gas Bhd	32,559
17,200	Public Bank Bhd	14,187
29,594	RHB Bank Bhd	34,429
50,800	Sime Darby Bhd	22,312
7,300	Telekom Malaysia Bhd	7,679
53,500	Tenaga Nasional Bhd	103,733
14,500	TIME dotCom Bhd	16,154
		586,153
	Mexico - 3.7%
8,544	America Movil SAB de CV ADR*	184,892
5,722	Arca Continental SAB de CV	58,613
1,597	Coca-Cola Femsa SAB de CV ADR	133,046
6,236	Fibra Uno Administracion SA de CV REIT	9,087
229	Fomento Economico Mexicano SAB de CV ADR	25,382
2,087	Gruma SAB de CV Class B	33,446
14,700	Grupo Bimbo SAB de CV Series A	78,803
6,014	Grupo Financiero Banorte SAB de CV Class O	49,380
12,384	Kimberly-Clark de Mexico SAB de CV Class A	27,576
24,185	Wal-Mart de Mexico SAB de CV	95,736
		695,961
	Philippines - 2.7%
23,115	ACEN Corp.*	2,257
4,588	Bank of the Philippine Islands	9,043
41,206	BDO Unibank, Inc.	102,792
2,123	Globe Telecom, Inc.	66,575
14,540	International Container Terminal Services, Inc.	53,683
4,830	Jollibee Foods Corp.	20,930
8,750	Manila Electric Co.	53,103
37,060	Metropolitan Bank & Trust Co.	37,396
4,125	PLDT, Inc.	98,044
3,705	SM Investments Corp.	62,086
3,940	Universal Robina Corp.	9,815
		515,724
Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	Poland - 3.0%
27	LPP SA*	$ 93,102
28,803	Orange Polska SA*	49,525
8,685	Polski Koncern Naftowy ORLEN SA	137,683
8,734	Powszechna Kasa Oszczednosci Bank Polski SA	77,711
21,797	Powszechny Zaklad Ubezpieczen SA	211,428
		569,449
	Russia - 0.0%
70,980	Gazprom PJSC*(3)	—
3,097	Gazprom PJSC ADR*(3)	—
310	LUKOIL PJSC*(3)	—
87	LUKOIL PJSC ADR*(3)	—
387	MMC Norilsk Nickel PJSC*(3)	—
7	MMC Norilsk Nickel PJSC ADR*(3)	—
64,472	Sberbank of Russia PJSC*(3)	—
172	Yandex NV Class A*(3)	—
		—
	South Africa - 3.6%
2,954	Absa Group Ltd.	26,256
12,273	FirstRand Ltd.	44,502
1,173	Foschini Group Ltd.	5,838
5,269	Gold Fields Ltd. ADR	72,870
17,874	Growthpoint Properties Ltd. REIT	11,032
1,114	Mr Price Group Ltd.	8,503
8,454	MTN Group Ltd.	61,823
3,184	MultiChoice Group	16,094
573	Naspers Ltd. Class N	103,097
14,732	Old Mutual Ltd.	9,452
4,909	Remgro Ltd.	38,212
2,296	Shoprite Holdings Ltd.	27,419
9,294	Standard Bank Group Ltd.	87,350
9,362	Vodacom Group Ltd.	58,081
30,290	Woolworths Holdings Ltd.	114,402
		684,931
	South Korea - 11.7%
2,255	BNK Financial Group, Inc.	11,860
2,135	Coway Co. Ltd.	71,213
725	DB Insurance Co. Ltd.	41,046
321	E-MART, Inc.	18,734
3,157	Fila Holdings Corp.	95,837
2,768	GS Holdings Corp.	76,991
1,811	Hana Financial Group, Inc.	53,877
225	Hankook Tire & Technology Co. Ltd.	5,874
1,739	HMM Co. Ltd.	24,878
369	Hotel Shilla Co. Ltd.	20,555
146	Hyundai Glovis Co. Ltd.	21,906
2,369	Hyundai Marine & Fire Insurance Co. Ltd.	55,825
317	Hyundai Mobis Co. Ltd.	55,935
312	Hyundai Motor Co.	48,896
2,206	Kia Corp.	148,166
1,749	KT&G Corp.	109,906
75	Kumho Petrochemical Co. Ltd.	7,553
73	LG Chem Ltd.	36,953
323	LG Corp.	21,572
1,105	LG Electronics, Inc.	106,252
258	LG Innotek Co. Ltd.	60,601
14,499	LG Uplus Corp.	118,069
156	NCSoft Corp.	34,926
410	Orion Corp.	37,339
332	POSCO Holdings, Inc.	97,762
401	Samsung C&T Corp.	32,168
719	Samsung Electro-Mechanics Co. Ltd.	78,849
3,821	Samsung Electronics Co. Ltd.	209,370

21

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 95.4% - (continued)
	South Korea - 11.7% - (continued)
366	Samsung Fire & Marine Insurance Co. Ltd.	$ 63,886
98	Samsung SDI Co. Ltd.	49,757
888	Samsung SDS Co. Ltd.	82,826
617	Shinhan Financial Group Co. Ltd.	15,921
535	Shinsegae, Inc.	72,313
2,069	SK Hynix, Inc.	180,889
94	SK, Inc.	10,608
3,032	Woori Financial Group, Inc.	27,130
		2,206,243
	Taiwan - 17.2%
118,000	Acer, Inc.	118,779
34,000	ASE Technology Holding Co. Ltd.	120,631
15,000	Asustek Computer, Inc.	151,471
16,000	Catcher Technology Co. Ltd.	90,160
1,815	Cathay Financial Holding Co. Ltd.	2,515
22,000	Cheng Shin Rubber Industry Co. Ltd.	28,361
16,000	China Steel Corp.	15,104
17,000	Chunghwa Telecom Co. Ltd.	63,591
86,000	Compal Electronics, Inc.	80,769
3,000	Delta Electronics, Inc.	33,184
13,000	Far EasTone Telecommunications Co. Ltd.	32,808
2,000	Feng TAY Enterprise Co. Ltd.	12,619
15,600	Fubon Financial Holding Co. Ltd.	30,454
18,000	Gigabyte Technology Co. Ltd.	140,731
46,224	Hon Hai Precision Industry Co. Ltd.	167,712
5,000	International Games System Co. Ltd. Class C	99,215
67,000	Inventec Corp.	92,935
500	Largan Precision Co. Ltd.	34,195
38,245	Lite-On Technology Corp.	127,096
1,025	Lotes Co. Ltd.	28,304
65,000	Macronix International Co. Ltd.	68,246
2,000	MediaTek, Inc.	44,181
20,000	Micro-Star International Co. Ltd.	113,343
6,000	Nan Ya Plastics Corp.	13,967
19,000	Nanya Technology Corp.	43,192
10,000	Novatek Microelectronics Corp.	136,942
39,000	Pegatron Corp.	93,667
97,000	Pou Chen Corp.	98,107
33,000	Powerchip Semiconductor Manufacturing Corp.	32,794
31,000	Powertech Technology, Inc.	104,513
6,000	President Chain Store Corp.	54,424
31,000	Quanta Computer, Inc.	151,295
4,000	Realtek Semiconductor Corp.	49,768
22,044	SinoPac Financial Holdings Co. Ltd.	12,280
30,000	Synnex Technology International Corp.	55,869
17,000	Taiwan Mobile Co. Ltd.	52,183
1,171	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	118,177
23,000	Uni-President Enterprises Corp.	56,347
34,000	United Microelectronics Corp.	52,947
7,000	Vanguard International Semiconductor Corp.	19,779
28,000	Winbond Electronics Corp.*	24,678
95,686	Wistron Corp.	278,967
13,000	WPG Holdings Ltd.	22,832
1,000	Yang Ming Marine Transport Corp.*	2,023
21,580	Yuanta Financial Holding Co. Ltd.	16,006
20,000	Zhen Ding Technology Holding Ltd.	67,428
		3,254,589
	Thailand - 4.1%
24,577	Advanced Info Service PCL NVDR	148,342
66,100	AP Thailand PCL NVDR	21,440
9,400	Bangchak Corp. PCL NVDR	9,677
228,500	Bangkok Chain Hospital PCL NVDR	114,073
138,300	Bangkok Dusit Medical Services PCL NVDR	108,245
Shares or Principal Amount			Market Value†
COMMON STOCKS - 95.4% - (continued)
	Thailand - 4.1% - (continued)
51,200	Banpu PCL NVDR		$ 12,780
4,800	Bumrungrad Hospital PCL NVDR		30,597
23,200	CP ALL PCL NVDR		40,897
42,700	Home Product Center PCL NVDR		16,861
43,400	Krung Thai Bank PCL NVDR		23,747
14,200	PTT Exploration & Production PCL NVDR		60,076
54,200	PTT Oil & Retail Business PCL NVDR		32,408
55,500	PTT PCL NVDR		52,440
5,900	Siam Cement PCL NVDR		53,583
100,600	Supalai PCL NVDR		57,316
			782,482
	Turkey - 2.1%
10,280	Akbank TAS		7,965
5,625	Aksa Akrilik Kimya Sanayii AS		15,621
14,650	BIM Birlesik Magazalar AS		95,812
34,641	Eregli Demir ve Celik Fabrikalari TAS*		48,792
21,624	Haci Omer Sabanci Holding AS		38,172
14,918	KOC Holding AS		59,340
2,690	Turk Hava Yollari AO*		19,987
19,270	Turkcell Iletisim Hizmetleri AS		26,832
16,318	Turkiye Is Bankasi AS Class C		8,801
4,081	Turkiye Petrol Rafinerileri AS		12,414
41,246	Turkiye Sise ve Cam Fabrikalari AS		70,341
			404,077
	United Kingdom - 0.5%
9,602	Investec PLC		53,811
4,588	Pepco Group NV*		41,578
			95,389
	United States - 0.3%
15,474	JBS SA		56,007
	Total Common Stocks (cost $17,670,410)		$ 18,058,460
PREFERRED STOCKS - 3.7%
	Brazil - 2.9%
11,956	Cia Energetica de Minas Gerais (Preference Shares)		$ 31,873
91,885	Cia Paranaense de Energia (Preference Shares)		157,903
22,779	Gerdau SA (Preference Shares)		118,381
14,721	Itau Unibanco Holding SA (Preference Shares)		86,727
25,558	Itausa SA (Preference Shares)		51,074
16,054	Petroleo Brasileiro SA (Preference Shares)		98,274
			544,232
	Chile - 0.4%
27,826	Embotelladora Andina SA (Preference Shares)		72,882
	Colombia - 0.4%
12,128	Bancolombia SA (Preference Shares)		81,294
	Total Preferred Stocks (cost $597,524)		$ 698,408
	Total Long-Term Investments (cost $18,267,934)		$ 18,756,868
	Total Investments (cost $18,267,934)	99.1%	$ 18,756,868
	Other Assets and Liabilities	0.9%	163,953
	Total Net Assets	100.0%	$ 18,920,821
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.

22

Hartford Multifactor Emerging Markets ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions that are exempt from registration (typically only to qualified institutional buyers) or in a public offering registered under the Securities Act of 1933. At June 30, 2023, the aggregate value of these securities was $298,845, representing 1.6% of net assets.
(2)	Represents entire or partial securities on loan.
(3)	Investment valued using significant unobservable inputs.

Futures Contracts Outstanding at June 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets Index Future	4	09/15/2023	$ 199,580	$ (1,337)
Total futures contracts				$ (1,337)
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Brazil	$ 469,820	$ 469,820	$ —	$ —
Chile	140,511	140,511	—	—
China	3,907,610	3,907,610	—	—
Hong Kong	80,500	80,500	—	—
India	2,883,397	2,883,397	—	—
Indonesia	725,617	725,617	—	—
Malaysia	586,153	586,153	—	—
Mexico	695,961	695,961	—	—
Philippines	515,724	515,724	—	—
Poland	569,449	569,449	—	—
Russia	—	—	—	—
South Africa	684,931	684,931	—	—
South Korea	2,206,243	2,206,243	—	—
Taiwan	3,254,589	3,254,589	—	—
Thailand	782,482	782,482	—	—
Turkey	404,077	404,077	—	—
United Kingdom	95,389	95,389	—	—
United States	56,007	56,007	—	—
Preferred Stocks	698,408	698,408	—	—
Total	$ 18,756,868	$ 18,756,868	$ —	$ —
Liabilities
Futures Contracts(2)	$ (1,337)	$ (1,337)	$ —	$ —
Total	$ (1,337)	$ (1,337)	$ —	$ —

(1)	For the period ended June 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the period ended June 30, 2023 is not presented.
23

Hartford Multifactor Small Cap ETF
Schedule of Investments
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4%
	Automobiles & Components - 1.3%
4,903	Garrett Motion, Inc.*	$ 37,116
781	LCI Industries	98,687
1,095	Patrick Industries, Inc.	87,600
4,925	Standard Motor Products, Inc.	184,786
720	Winnebago Industries, Inc.	48,017
		456,206
	Banks - 6.2%
1,623	Ameris Bancorp	55,523
2,345	Associated Banc-Corp.	38,059
1,647	Banner Corp.	71,925
485	Capital City Bank Group, Inc.	14,860
981	Cathay General Bancorp	31,578
1,044	Central Pacific Financial Corp.	16,401
357	City Holding Co.	32,126
560	Community Trust Bancorp, Inc.	19,919
565	Enterprise Financial Services Corp.	22,092
112	Esquire Financial Holdings, Inc.	5,123
571	Farmers National Banc Corp.	7,063
158	First Bancorp	4,701
5,888	First BanCorp	71,951
4,505	First Busey Corp.	90,551
2,163	First Financial Corp.	70,233
1,700	First Hawaiian, Inc.	30,617
312	First Merchants Corp.	8,808
6,000	Fulton Financial Corp.	71,520
240	Great Southern Bancorp, Inc.	12,175
5,153	Hanmi Financial Corp.	76,934
819	Heartland Financial USA, Inc.	22,826
9,391	Heritage Commerce Corp.	77,757
2,891	Heritage Financial Corp.	46,747
3,055	Hilltop Holdings, Inc.	96,110
6,230	Hope Bancorp, Inc.	52,457
2,042	Independent Bank Corp.	34,632
2,496	International Bancshares Corp.	110,323
1,045	Midland States Bancorp, Inc.	20,806
132	National Bank Holdings Corp. Class A	3,833
1,649	NBT Bancorp, Inc.	52,521
5,003	Northwest Bancshares, Inc.	53,032
2,585	OceanFirst Financial Corp.	40,378
1,503	OFG Bancorp	39,198
314	Park National Corp.	32,128
776	Peoples Bancorp, Inc.	20,603
1,431	Preferred Bank	78,691
958	Renasant Corp.	25,033
3,411	S&T Bancorp, Inc.	92,745
855	Simmons First National Corp. Class A	14,749
1,461	South Plains Financial, Inc.	32,887
4,702	Towne Bank	109,275
944	TriCo Bancshares	31,341
5,019	TrustCo Bank Corp. NY	143,594
2,662	Trustmark Corp.	56,221
3,451	Univest Financial Corp.	62,394
291	Washington Federal, Inc.	7,717
2,929	WesBanco, Inc.	75,012
		2,185,169
	Capital Goods - 8.1%
78	Alamo Group, Inc.	14,345
537	Apogee Enterprises, Inc.	25,491
2,214	Argan, Inc.	87,254
1,892	BlueLinx Holdings, Inc.*	177,432
4,843	Boise Cascade Co.	437,565
1,883	Encore Wire Corp.	350,106
115	Federal Signal Corp.	7,363
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Capital Goods - 8.1% - (continued)
3,099	GMS, Inc.*	$ 214,451
10,171	GrafTech International Ltd.	51,262
22,073	Hudson Technologies, Inc.*	212,342
2,065	Insteel Industries, Inc.	64,263
185	Kadant, Inc.	41,088
2,016	LSI Industries, Inc.	25,321
676	McGrath RentCorp	62,516
4,737	Mueller Industries, Inc.	413,445
384	MYR Group, Inc.*	53,123
946	Preformed Line Products Co.	147,671
4,336	Quanex Building Products Corp.	116,422
2,026	Rush Enterprises, Inc. Class A	123,059
1,537	Titan Machinery, Inc.*	45,341
1,216	Veritiv Corp.	152,742
218	Wabash National Corp.	5,590
		2,828,192
	Commercial & Professional Services - 3.9%
857	Barrett Business Services, Inc.	74,730
3,203	Brady Corp. Class A	152,367
7,597	Conduent, Inc.*	25,830
1,647	CSG Systems International, Inc.	86,863
1,522	Deluxe Corp.	26,605
6,117	Ennis, Inc.	124,664
556	Healthcare Services Group, Inc.	8,301
4,750	Heidrick & Struggles International, Inc.	125,733
7,597	HNI Corp.	214,083
4,390	Kelly Services, Inc. Class A	77,308
3,164	Kforce, Inc.	198,256
12,476	Resources Connection, Inc.	195,998
1,041	TrueBlue, Inc.*	18,436
355	UniFirst Corp.	55,029
		1,384,203
	Consumer Discretionary Distribution & Retail - 6.0%
7,413	Aaron's Co., Inc.	104,820
4,666	Big 5 Sporting Goods Corp.	42,741
8,030	Buckle, Inc.	277,838
2,136	Build-A-Bear Workshop, Inc.	45,753
3,853	Caleres, Inc.	92,202
1,426	Camping World Holdings, Inc. Class A(1)	42,923
949	Dillard's, Inc. Class A	309,640
769	Group 1 Automotive, Inc.	198,479
8,199	Haverty Furniture Cos., Inc.	247,774
2,990	Hibbett, Inc.	108,507
2,645	J Jill, Inc.*	56,682
690	MarineMax, Inc.*	23,570
3,872	Nordstrom, Inc.	79,260
1,233	ODP Corp.*	57,729
4,662	Sally Beauty Holdings, Inc.*	57,576
1,346	Shoe Carnival, Inc.	31,604
537	Signet Jewelers Ltd.	35,045
360	Sonic Automotive, Inc. Class A	17,161
5,125	Sportsman's Warehouse Holdings, Inc.*	29,212
8,024	Upbound Group, Inc.	249,787
		2,108,303
	Consumer Durables & Apparel - 5.4%
1,541	Acushnet Holdings Corp.	84,262
627	Carter's, Inc.	45,520
537	Century Communities, Inc.	41,145
8,910	Ethan Allen Interiors, Inc.	251,975
553	Green Brick Partners, Inc.*	31,410
343	JAKKS Pacific, Inc.*	6,850
1,241	Johnson Outdoors, Inc. Class A	76,260

24

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Consumer Durables & Apparel - 5.4% - (continued)
196	KB Home	$ 10,135
3,613	Kontoor Brands, Inc.	152,107
3,949	La-Z-Boy, Inc.	113,099
8,270	Levi Strauss & Co. Class A	119,336
1,672	MDC Holdings, Inc.	78,200
8,033	Movado Group, Inc.	215,525
1,548	Oxford Industries, Inc.	152,354
15,645	Smith & Wesson Brands, Inc.	204,011
561	Steven Madden Ltd.	18,339
4,043	Sturm Ruger & Co., Inc.	214,117
3,009	Vista Outdoor, Inc.*	83,259
		1,897,904
	Consumer Services - 0.8%
15	Graham Holdings Co. Class B	8,572
13,010	Perdoceo Education Corp.*	159,633
3,117	Stride, Inc.*	116,046
		284,251
	Consumer Staples Distribution & Retail - 3.2%
1,270	Andersons, Inc.	58,611
3,768	Ingles Markets, Inc. Class A	311,425
8,071	SpartanNash Co.	181,678
7,412	Sprouts Farmers Market, Inc.*	272,243
3,294	United Natural Foods, Inc.*	64,398
3,834	Weis Markets, Inc.	246,181
		1,134,536
	Energy - 2.0%
2,196	Arch Resources, Inc.	247,621
4,462	Comstock Resources, Inc.	51,759
1,923	CONSOL Energy, Inc.	130,398
3,109	CVR Energy, Inc.	93,146
555	Dorian LPG Ltd.	14,236
2,498	Peabody Energy Corp.	54,107
31,777	VAALCO Energy, Inc.	119,481
		710,748
	Equity Real Estate Investment Trusts (REITs) - 3.4%
81	Alexander's, Inc. REIT	14,893
5,291	Alpine Income Property Trust, Inc. REIT	85,979
3,526	Armada Hoffler Properties, Inc. REIT	41,184
2,132	Brandywine Realty Trust REIT	9,914
3,342	BRT Apartments Corp. REIT	66,172
199	Centerspace REIT	12,211
19,130	City Office, Inc. REIT	106,554
593	Corporate Office Properties Trust REIT	14,084
6,503	CTO Realty Growth, Inc. REIT	111,461
40,525	Diversified Healthcare Trust REIT	91,181
4,851	Equity Commonwealth REIT	98,281
69,914	Franklin Street Properties Corp. Class C, REIT	101,375
3,453	Getty Realty Corp. REIT	116,780
2,251	Global Net Lease, Inc. REIT	23,140
1,086	LTC Properties, Inc. REIT	35,860
11,226	LXP Industrial Trust REIT	109,453
3,870	Piedmont Office Realty Trust, Inc. Class A, REIT	28,135
4,528	RPT Realty REIT	47,318
542	UMH Properties, Inc. REIT	8,661
868	Universal Health Realty Income Trust REIT	41,299
970	Urstadt Biddle Properties, Inc. Class A, REIT	20,622
		1,184,557
	Financial Services - 3.8%
4,409	A-Mark Precious Metals, Inc.	165,051
9,618	Bridge Investment Group Holdings, Inc. Class A	109,164
497	Cass Information Systems, Inc.	19,274
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Financial Services - 3.8% - (continued)
17,203	Cherry Hill Mortgage Investment Corp. REIT(1)	$ 83,091
2,723	Enact Holdings, Inc.	68,429
431	EVERTEC, Inc.	15,874
3,599	EZCORP, Inc. Class A*	30,160
7,763	Jackson Financial, Inc. Class A	237,625
323	Merchants Bancorp	8,262
4,106	Oppenheimer Holdings, Inc. Class A	164,979
199	PennyMac Financial Services, Inc.	13,992
392	Perella Weinberg Partners	3,265
571	Radian Group, Inc.	14,435
7,767	TPG, Inc.	227,262
12,960	UWM Holdings Corp.(1)	72,576
3,197	Virtu Financial, Inc. Class A	54,637
4,203	Waterstone Financial, Inc.	60,901
		1,348,977
	Food, Beverage & Tobacco - 2.5%
5,498	Cal-Maine Foods, Inc.	247,410
336	Coca-Cola Consolidated, Inc.	213,703
1,182	John B Sanfilippo & Son, Inc.	138,613
1,402	Universal Corp.	70,016
15,703	Vector Group Ltd.	201,155
		870,897
	Health Care Equipment & Services - 8.3%
3,761	AdaptHealth Corp.*	45,771
934	Addus HomeCare Corp.*	86,582
119	Atrion Corp.	67,318
1,145	Avanos Medical, Inc.*	29,266
4,364	Computer Programs & Systems, Inc.*	107,747
887	CorVel Corp.*	171,634
13,409	Cross Country Healthcare, Inc.*	376,525
15,616	DocGo, Inc.*	146,322
2,915	Fulgent Genetics, Inc.*	107,942
3,026	HealthStream, Inc.	74,319
5,902	Hims & Hers Health, Inc.*	55,479
311	Integer Holdings Corp.*	27,558
3,077	LeMaitre Vascular, Inc.	207,021
1,925	National HealthCare Corp.	119,004
2,422	National Research Corp.	105,381
3,004	NextGen Healthcare, Inc.*	48,725
755	Orthofix Medical, Inc.*	13,635
7,336	Owens & Minor, Inc.*	139,677
12,883	Patterson Cos., Inc.	428,489
1,627	Select Medical Holdings Corp.	51,836
6,871	Sensus Healthcare, Inc.*	21,644
480	Silk Road Medical, Inc.*	15,595
854	UFP Technologies, Inc.*	165,548
2,616	Varex Imaging Corp.*	61,659
10,406	Veradigm, Inc.*	131,116
13,058	Zynex, Inc.*	125,226
		2,931,019
	Household & Personal Products - 0.1%
209	Central Garden & Pet Co. Class A*	7,620
175	Medifast, Inc.	16,128
480	Nu Skin Enterprises, Inc. Class A	15,936
		39,684
	Insurance - 3.9%
3,550	American Equity Investment Life Holding Co.	184,990
497	Assured Guaranty Ltd.	27,733
9,262	CNO Financial Group, Inc.	219,231
4,917	Employers Holdings, Inc.	183,945
32,144	Genworth Financial, Inc. Class A*	160,720
2,498	Horace Mann Educators Corp.	74,091

25

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Insurance - 3.9% - (continued)
391	National Western Life Group, Inc. Class A	$ 162,484
1,617	Safety Insurance Group, Inc.	115,971
3,055	Stewart Information Services Corp.	125,683
4,309	United Fire Group, Inc.	97,642
774	Universal Insurance Holdings, Inc.	11,943
		1,364,433
	Materials - 6.1%
3,183	AdvanSix, Inc.	111,341
1,608	Alpha Metallurgical Resources, Inc.	264,291
5,793	FutureFuel Corp.	51,268
3,753	Greif, Inc. Class A	258,544
1,542	Kronos Worldwide, Inc.	13,462
4,309	Mercer International, Inc.	34,774
1,553	Myers Industries, Inc.	30,175
40	NewMarket Corp.	16,085
3,294	Olympic Steel, Inc.	161,406
1,024	Pactiv Evergreen, Inc.	7,752
11,193	Ramaco Resources, Inc. Class A	94,469
2,238	Ramaco Resources, Inc. Class B*	23,751
7,187	Ryerson Holding Corp.	311,772
2,421	Schnitzer Steel Industries, Inc. Class A	72,606
429	Stepan Co.	40,995
16,582	SunCoke Energy, Inc.	130,500
404	Sylvamo Corp.	16,342
5,220	TimkenSteel Corp.*	112,595
7,873	Tredegar Corp.	52,513
453	Tronox Holdings PLC	5,758
6,477	Warrior Met Coal, Inc.	252,279
916	Worthington Industries, Inc.	63,634
		2,126,312
	Media & Entertainment - 2.1%
709	AMC Networks, Inc. Class A*	8,473
11,555	Entravision Communications Corp. Class A	50,726
5,363	John Wiley & Sons, Inc. Class A	182,503
2,321	Scholastic Corp.	90,264
12,503	Sciplay Corp. Class A*	246,059
725	Shutterstock, Inc.	35,286
2,478	Sinclair, Inc.	34,246
4,022	Thryv Holdings, Inc.*	98,941
		746,498
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2%
5,853	Amphastar Pharmaceuticals, Inc.*	336,372
43,843	Assertio Holdings, Inc.*(1)	237,629
18,353	Catalyst Pharmaceuticals, Inc.*	246,664
4,669	Collegium Pharmaceutical, Inc.*	100,337
11,163	Corcept Therapeutics, Inc.*	248,377
10,024	Dynavax Technologies Corp.*	129,510
6,123	Eagle Pharmaceuticals, Inc.*	119,031
1,152	Emergent BioSolutions, Inc.*	8,467
2,748	Harmony Biosciences Holdings, Inc.*	96,702
5,435	Harrow Health, Inc.*	103,482
12,308	Innoviva, Inc.*	156,681
15,258	Ironwood Pharmaceuticals, Inc.*	162,345
5,483	Kiniksa Pharmaceuticals Ltd. Class A*	77,201
2,542	Maravai LifeSciences Holdings, Inc. Class A*	31,597
14,255	Organogenesis Holdings, Inc.*	47,327
10,546	Phibro Animal Health Corp. Class A	144,480
2,847	Prestige Consumer Healthcare, Inc.*	169,197
19,948	Puma Biotechnology, Inc.*	70,417
27,003	SIGA Technologies, Inc.	136,365
7,239	Supernus Pharmaceuticals, Inc.*	217,604
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.4% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 9.2% - (continued)
3,738	Vanda Pharmaceuticals, Inc.*	$ 24,634
15,494	Vir Biotechnology, Inc.*	380,068
		3,244,487
	Real Estate Management & Development - 1.7%
16,900	Douglas Elliman, Inc.	37,517
7,605	Forestar Group, Inc.*	171,493
8,298	Kennedy-Wilson Holdings, Inc.	135,506
2,633	Marcus & Millichap, Inc.	82,966
3,198	Newmark Group, Inc. Class A	19,892
5,684	RMR Group, Inc. Class A	131,698
		579,072
	Semiconductors & Semiconductor Equipment - 3.7%
11,891	Amkor Technology, Inc.	353,757
687	Axcelis Technologies, Inc.*	125,948
405	Cohu, Inc.*	16,832
6,117	Kulicke & Soffa Industries, Inc.	363,656
9,160	Magnachip Semiconductor Corp.*	102,409
817	NVE Corp.	79,608
10,042	Photronics, Inc.*	258,983
		1,301,193
	Software & Services - 1.5%
10,142	A10 Networks, Inc.	147,972
2,521	Adeia, Inc.	27,756
631	Consensus Cloud Solutions, Inc.*	19,561
7,665	Hackett Group, Inc.	171,313
1,351	Progress Software Corp.	78,493
18,695	Rimini Street, Inc.*	89,549
		534,644
	Technology Hardware & Equipment - 9.6%
2,453	Aviat Networks, Inc.*	81,857
5,290	Bel Fuse, Inc. Class B	303,699
1,533	Belden, Inc.	146,631
2,401	Benchmark Electronics, Inc.	62,018
4,277	ePlus, Inc.*	240,795
2,605	Immersion Corp.	18,443
867	Kimball Electronics, Inc.*	23,955
4,184	Methode Electronics, Inc.	140,248
1,289	OSI Systems, Inc.*	151,883
1,347	PC Connection, Inc.	60,750
639	Plexus Corp.*	62,775
13,568	Richardson Electronics Ltd.	223,872
4,875	Sanmina Corp.*	293,816
5,697	ScanSource, Inc.*	168,403
3,136	Super Micro Computer, Inc.*	781,648
15,356	Vishay Intertechnology, Inc.	451,466
2,197	Vishay Precision Group, Inc.*	81,619
2,350	Vontier Corp.	75,694
		3,369,572
	Telecommunication Services - 1.0%
1,086	Cogent Communications Holdings, Inc.	73,077
3,909	EchoStar Corp. Class A*	67,782
1,460	IDT Corp. Class B*	37,741
16,743	Telephone & Data Systems, Inc.	137,795
2,816	U.S. Cellular Corp.*	49,646
		366,041
	Transportation - 5.1%
1,744	ArcBest Corp.	172,307
2,981	Covenant Logistics Group, Inc.	130,657
4,285	Eagle Bulk Shipping, Inc.(1)	205,851
13,619	Genco Shipping & Trading Ltd.	191,075
2,268	Hub Group, Inc. Class A*	182,166

26

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.4% - (continued)
	Transportation - 5.1% - (continued)
3,249	Marten Transport Ltd.		$ 69,854
2,482	Matson, Inc.		192,926
12,649	Schneider National, Inc. Class B		363,279
3,514	Universal Logistics Holdings, Inc.		101,238
4,135	Werner Enterprises, Inc.		182,684
			1,792,037
	Utilities - 0.5%
625	Avista Corp.		24,544
234	Northwest Natural Holding Co.		10,074
1,120	Otter Tail Corp.		88,435
1,082	Unitil Corp.		54,868
			177,921
	Total Common Stocks (cost $36,077,964)		$ 34,966,856
SHORT-TERM INVESTMENTS - 1.2%
	Securities Lending Collateral - 1.2%
66,175	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(2)		$ 66,175
220,583	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(2)		220,583
66,175	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(2)		66,175
66,175	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(2)		66,175
	Total Short-Term Investments (cost $419,108)		$ 419,108
	Total Investments (cost $36,497,072)	100.6%	$ 35,385,964
	Other Assets and Liabilities	(0.6)%	(218,715)
	Total Net Assets	100.0%	$ 35,167,249
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
E-Mini Russell 2000	2	09/15/2023	$ 190,370	$ 1,701
Total futures contracts				$ 1,701
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
27

Hartford Multifactor Small Cap ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 456,206	$ 456,206	$ —	$ —
Banks	2,185,169	2,185,169	—	—
Capital Goods	2,828,192	2,828,192	—	—
Commercial & Professional Services	1,384,203	1,384,203	—	—
Consumer Discretionary Distribution & Retail	2,108,303	2,108,303	—	—
Consumer Durables & Apparel	1,897,904	1,897,904	—	—
Consumer Services	284,251	284,251	—	—
Consumer Staples Distribution & Retail	1,134,536	1,134,536	—	—
Energy	710,748	710,748	—	—
Equity Real Estate Investment Trusts (REITs)	1,184,557	1,184,557	—	—
Financial Services	1,348,977	1,348,977	—	—
Food, Beverage & Tobacco	870,897	870,897	—	—
Health Care Equipment & Services	2,931,019	2,931,019	—	—
Household & Personal Products	39,684	39,684	—	—
Insurance	1,364,433	1,364,433	—	—
Materials	2,126,312	2,126,312	—	—
Media & Entertainment	746,498	746,498	—	—
Pharmaceuticals, Biotechnology & Life Sciences	3,244,487	3,244,487	—	—
Real Estate Management & Development	579,072	579,072	—	—
Semiconductors & Semiconductor Equipment	1,301,193	1,301,193	—	—
Software & Services	534,644	534,644	—	—
Technology Hardware & Equipment	3,369,572	3,369,572	—	—
Telecommunication Services	366,041	366,041	—	—
Transportation	1,792,037	1,792,037	—	—
Utilities	177,921	177,921	—	—
Short-Term Investments	419,108	419,108	—	—
Futures Contracts(2)	1,701	1,701	—	—
Total	$ 35,387,665	$ 35,387,665	$ —	$ —

(1)	For the period ended June 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
28

Hartford Multifactor US Equity ETF
Schedule of Investments
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8%
	Automobiles & Components - 0.3%
13,409	BorgWarner, Inc.	$ 655,834
13,104	Gentex Corp.	383,423
2,531	Thor Industries, Inc.	261,959
		1,301,216
	Banks - 2.7%
63,882	Bank of America Corp.	1,832,775
4,976	Bank OZK	199,836
31,981	Citigroup, Inc.	1,472,405
13,911	Huntington Bancshares, Inc.	149,961
32,205	JP Morgan Chase & Co.	4,683,895
4,662	M&T Bank Corp.	576,969
14,413	New York Community Bancorp, Inc.	162,002
1,107	PNC Financial Services Group, Inc.	139,427
3,251	Prosperity Bancshares, Inc.	183,616
7,452	U.S. Bancorp	246,214
1,858	United Bankshares, Inc.	55,127
51,121	Wells Fargo & Co.	2,181,844
		11,884,071
	Capital Goods - 6.8%
14,709	3M Co.	1,472,224
9,801	A O Smith Corp.	713,317
34,100	Allison Transmission Holdings, Inc.	1,925,286
7,063	BWX Technologies, Inc.	505,499
9,583	Carrier Global Corp.	476,371
2,900	Caterpillar, Inc.	713,545
5,032	Cummins, Inc.	1,233,645
5,381	Donaldson Co., Inc.	336,366
28,492	Fastenal Co.	1,680,743
12,073	Ferguson PLC	1,899,204
860	General Dynamics Corp.	185,029
1,635	IDEX Corp.	351,950
4,470	Illinois Tool Works, Inc.	1,118,215
3,152	Lincoln Electric Holdings, Inc.	626,082
3,537	Lockheed Martin Corp.	1,628,364
13,070	Masco Corp.	749,956
23,814	MSC Industrial Direct Co., Inc. Class A	2,268,998
3,561	Northrop Grumman Corp.	1,623,104
14,113	Otis Worldwide Corp.	1,256,198
23,996	PACCAR, Inc.	2,007,265
2,309	Snap-on, Inc.	665,431
7,805	Toro Co.	793,378
1,112	Trane Technologies PLC	212,681
16,157	UFP Industries, Inc.	1,568,037
4,908	Watsco, Inc.	1,872,255
3,038	Watts Water Technologies, Inc. Class A	558,172
2,329	WW Grainger, Inc.	1,836,626
		30,277,941
	Commercial & Professional Services - 1.8%
11,421	Booz Allen Hamilton Holding Corp. Class A	1,274,584
1,184	Broadridge Financial Solutions, Inc.	196,106
4,715	FTI Consulting, Inc.*	896,793
2,618	Jacobs Solutions, Inc.	311,254
19,221	ManpowerGroup, Inc.	1,526,147
7,512	Maximus, Inc.	634,839
1,926	Republic Services, Inc.	295,006
6,979	Robert Half International, Inc.	524,960
21,616	Rollins, Inc.	925,813
504	Verisk Analytics, Inc. Class A	113,919
659	Waste Connections, Inc.	94,191
6,005	Waste Management, Inc.	1,041,387
		7,834,999
	Consumer Discretionary Distribution & Retail - 5.6%
11,822	Academy Sports & Outdoors, Inc.	638,979
16,553	Amazon.com, Inc.*	2,157,849
692	AutoZone, Inc.*	1,725,405
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Consumer Discretionary Distribution & Retail - 5.6% - (continued)
27,300	Best Buy Co., Inc.	$ 2,237,235
640	Dick's Sporting Goods, Inc.	84,602
10,154	eBay, Inc.	453,782
22,870	Foot Locker, Inc.	620,006
10,282	Genuine Parts Co.	1,740,023
13,171	Home Depot, Inc.	4,091,439
4,264	LKQ Corp.	248,463
3,166	Lowe's Cos., Inc.	714,566
12,098	Murphy USA, Inc.	3,763,809
2,299	O'Reilly Automotive, Inc.*	2,196,235
2,757	Pool Corp.	1,032,883
10,324	TJX Cos., Inc.	875,372
9,152	Tractor Supply Co.	2,023,507
		24,604,155
	Consumer Durables & Apparel - 1.3%
9,198	DR Horton, Inc.	1,119,305
8,713	Garmin Ltd.	908,679
2,361	Lennar Corp. Class A	295,857
7,434	NIKE, Inc. Class B	820,490
172	NVR, Inc.*	1,092,307
9,751	Ralph Lauren Corp.	1,202,298
5,193	Skechers USA, Inc. Class A*	273,463
		5,712,399
	Consumer Services - 1.6%
3,005	Domino's Pizza, Inc.	1,012,655
28,447	H&R Block, Inc.	906,606
11,800	McDonald's Corp.	3,521,238
6,598	Starbucks Corp.	653,598
7,454	Yum! Brands, Inc.	1,032,751
		7,126,848
	Consumer Staples Distribution & Retail - 3.0%
8,662	BJ's Wholesale Club Holdings, Inc.*	545,793
5,145	Casey's General Stores, Inc.	1,254,763
4,729	Costco Wholesale Corp.	2,545,999
3,949	Dollar General Corp.	670,461
76,834	Kroger Co.	3,611,198
2,003	Target Corp.	264,196
28,835	Walmart, Inc.	4,532,285
		13,424,695
	Energy - 2.9%
19,468	Chevron Corp.	3,063,290
894	ConocoPhillips	92,627
122,690	Coterra Energy, Inc.	3,104,057
37,309	Exxon Mobil Corp.	4,001,390
10,937	HF Sinclair Corp.	487,900
3,008	Marathon Petroleum Corp.	350,733
6,202	Phillips 66	591,547
7,973	Valero Energy Corp.	935,233
		12,626,777
	Equity Real Estate Investment Trusts (REITs) - 1.3%
2,512	Agree Realty Corp. REIT	164,260
1,057	Alexandria Real Estate Equities, Inc. REIT	119,959
28,201	Americold Realty Trust, Inc. REIT	910,892
389	Crown Castle, Inc. REIT	44,323
11,703	Digital Realty Trust, Inc. REIT	1,332,620
948	Equinix, Inc. REIT	743,175
8,666	Iron Mountain, Inc. REIT	492,402
2,390	PotlatchDeltic Corp. REIT	126,311
4,643	Public Storage REIT	1,355,199
6,244	WP Carey, Inc. REIT	421,845
		5,710,986
	Financial Services - 3.0%
29,458	Bank of New York Mellon Corp.	1,311,470
7,754	Berkshire Hathaway, Inc. Class B*	2,644,114

29

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Financial Services - 3.0% - (continued)
1,730	Charles Schwab Corp.	$ 98,056
19,009	Franklin Resources, Inc.	507,730
640	Goldman Sachs Group, Inc.	206,426
18,130	Houlihan Lokey, Inc.	1,782,360
9,263	Interactive Brokers Group, Inc. Class A	769,477
747	Intercontinental Exchange, Inc.	84,471
17,846	Janus Henderson Group PLC	486,303
1,329	Mastercard, Inc. Class A	522,696
2,928	Nasdaq, Inc.	145,961
5,363	Raymond James Financial, Inc.	556,519
8,315	State Street Corp.	608,492
7,099	Visa, Inc. Class A	1,685,871
11,220	Voya Financial, Inc.	804,586
90,657	Western Union Co.	1,063,407
		13,277,939
	Food, Beverage & Tobacco - 3.8%
15,902	Altria Group, Inc.	720,361
6,582	Archer-Daniels-Midland Co.	497,336
19,727	Campbell Soup Co.	901,721
28,284	Coca-Cola Co.	1,703,262
20,391	Conagra Brands, Inc.	687,585
50,514	Flowers Foods, Inc.	1,256,788
19,576	General Mills, Inc.	1,501,479
2,797	Hershey Co.	698,411
2,450	Ingredion, Inc.	259,577
9,861	J M Smucker Co.	1,456,174
30,459	Kellogg Co.	2,052,937
2,919	Lancaster Colony Corp.	586,982
18,609	PepsiCo., Inc.	3,446,759
11,563	Philip Morris International, Inc.	1,128,780
		16,898,152
	Health Care Equipment & Services - 4.9%
35,843	Abbott Laboratories	3,907,604
14,872	AmerisourceBergen Corp.	2,861,819
9,363	AMN Healthcare Services, Inc.*	1,021,690
2,574	Becton Dickinson & Co.	679,562
5,686	Cardinal Health, Inc.	537,725
507	Chemed Corp.	274,627
4,069	Cigna Group	1,141,761
7,313	CVS Health Corp.	505,547
1,803	Elevance Health, Inc.	801,055
5,019	Henry Schein, Inc.*	407,041
7,108	Hologic, Inc.*	575,535
2,650	Humana, Inc.	1,184,894
863	Laboratory Corp. of America Holdings	208,268
3,926	McKesson Corp.	1,677,619
24,355	Premier, Inc. Class A	673,659
15,705	Quest Diagnostics, Inc.	2,207,495
6,702	QuidelOrtho Corp.*	555,328
5,584	UnitedHealth Group, Inc.	2,683,894
		21,905,123
	Household & Personal Products - 1.7%
922	Church & Dwight Co., Inc.	92,412
11,186	Clorox Co.	1,779,022
11,427	Colgate-Palmolive Co.	880,336
10,782	Kimberly-Clark Corp.	1,488,563
21,422	Procter & Gamble Co.	3,250,574
		7,490,907
	Insurance - 5.2%
14,285	Aflac, Inc.	997,093
5,831	Allstate Corp.	635,812
12,569	American International Group, Inc.	723,220
714	Aon PLC Class A	246,473
10,001	Arch Capital Group Ltd.*	748,575
1,411	Arthur J Gallagher & Co.	309,813
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Insurance - 5.2% - (continued)
29,596	Axis Capital Holdings Ltd.	$ 1,593,153
5,942	Chubb Ltd.	1,144,191
3,858	Erie Indemnity Co. Class A	810,219
2,507	Everest Re Group Ltd.	857,043
15,196	Fidelity National Financial, Inc.	547,056
2,550	First American Financial Corp.	145,401
3,618	Hanover Insurance Group, Inc.	408,943
11,974	Kemper Corp.	577,865
3,426	Loews Corp.	203,436
4,932	Marsh & McLennan Cos., Inc.	927,611
3,387	MetLife, Inc.	191,467
70,602	Old Republic International Corp.	1,777,052
15,590	Principal Financial Group, Inc.	1,182,346
9,150	Progressive Corp.	1,211,185
1,520	RenaissanceRe Holdings Ltd.	283,510
13,811	RLI Corp.	1,884,787
5,966	Selective Insurance Group, Inc.	572,438
10,513	Travelers Cos., Inc.	1,825,688
13,632	Unum Group	650,246
13,421	W R Berkley Corp.	799,355
263	White Mountains Insurance Group Ltd.	365,283
6,586	Willis Towers Watson PLC	1,551,003
		23,170,264
	Materials - 4.3%
2,933	Air Products & Chemicals, Inc.	878,521
41,155	Amcor PLC	410,727
4,551	AptarGroup, Inc.	527,279
4,228	Avery Dennison Corp.	726,370
1,177	Berry Global Group, Inc.	75,728
11,758	CF Industries Holdings, Inc.	816,240
20,289	Commercial Metals Co.	1,068,419
14,558	Dow, Inc.	775,359
2,196	FMC Corp.	229,131
14,044	Graphic Packaging Holding Co.	337,477
25,743	Huntsman Corp.	695,576
41,169	International Paper Co.	1,309,586
4,240	LyondellBasell Industries NV Class A	389,359
30,152	Newmont Corp.	1,286,284
8,806	Nucor Corp.	1,444,008
12,647	Packaging Corp. of America	1,671,428
9,020	Reliance Steel & Aluminum Co.	2,449,742
4,795	RPM International, Inc.	430,255
449	Sherwin-Williams Co.	119,218
25,377	Silgan Holdings, Inc.	1,189,928
10,891	Sonoco Products Co.	642,787
14,963	Steel Dynamics, Inc.	1,629,920
		19,103,342
	Media & Entertainment - 5.7%
23,642	Activision Blizzard, Inc.*	1,993,021
29,060	Alphabet, Inc. Class A*	3,478,482
639	Charter Communications, Inc. Class A*	234,749
94,184	Comcast Corp. Class A	3,913,345
18,746	Electronic Arts, Inc.	2,431,356
17,516	Fox Corp. Class A	595,544
19,721	Interpublic Group of Cos., Inc.	760,836
12,965	Meta Platforms, Inc. Class A*	3,720,696
10,931	New York Times Co. Class A	430,463
31,125	News Corp. Class A	606,938
21,518	Omnicom Group, Inc.	2,047,438
135,359	Sirius XM Holdings, Inc.(1)	613,176
84,605	TEGNA, Inc.	1,373,985
3,162	Walt Disney Co.*	282,303
25,136	World Wrestling Entertainment, Inc. Class A	2,726,502
		25,208,834

30

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Pharmaceuticals, Biotechnology & Life Sciences - 10.7%
26,871	AbbVie, Inc.	$ 3,620,330
10,097	Amgen, Inc.	2,241,736
3,745	Biogen, Inc.*	1,066,763
37,436	Bristol-Myers Squibb Co.	2,394,032
6,146	Danaher Corp.	1,475,040
11,978	Eli Lilly & Co.	5,617,442
43,874	Gilead Sciences, Inc.	3,381,369
4,208	Horizon Therapeutics PLC*	432,793
23,571	Incyte Corp.*	1,467,295
29,676	Johnson & Johnson	4,911,971
49,939	Merck & Co., Inc.	5,762,461
7,539	Moderna, Inc.*	915,988
46,881	Organon & Co.	975,594
116,904	Pfizer, Inc.	4,288,039
3,811	Regeneron Pharmaceuticals, Inc.*	2,738,356
3,573	Thermo Fisher Scientific, Inc.	1,864,213
3,292	United Therapeutics Corp.*	726,709
4,894	Vertex Pharmaceuticals, Inc.*	1,722,248
177,049	Viatris, Inc.	1,766,949
452	Waters Corp.*	120,476
		47,489,804
	Semiconductors & Semiconductor Equipment - 4.7%
3,198	Analog Devices, Inc.	623,002
1,915	Applied Materials, Inc.	276,794
5,696	Broadcom, Inc.	4,940,881
10,777	Cirrus Logic, Inc.*	873,045
2,791	Diodes, Inc.*	258,140
78,091	Intel Corp.	2,611,363
2,704	KLA Corp.	1,311,494
640	Lam Research Corp.	411,431
7,146	Micron Technology, Inc.	450,984
3,347	NVIDIA Corp.	1,415,848
9,576	Power Integrations, Inc.	906,560
12,202	QUALCOMM, Inc.	1,452,526
7,171	Rambus, Inc.*	460,163
11,709	Skyworks Solutions, Inc.	1,296,069
6,587	Teradyne, Inc.	733,331
16,456	Texas Instruments, Inc.	2,962,409
		20,984,040
	Software & Services - 8.6%
13,424	Accenture PLC Class A	4,142,378
7,892	Adobe, Inc.*	3,859,109
27,005	Akamai Technologies, Inc.*	2,426,939
2,633	Black Knight, Inc.*	157,269
17,626	Box, Inc. Class A*	517,852
2,767	Cadence Design Systems, Inc.*	648,917
32,409	Cognizant Technology Solutions Corp. Class A	2,115,660
22,015	Dolby Laboratories, Inc. Class A	1,842,215
101,515	Dropbox, Inc. Class A*	2,707,405
767	Fair Isaac Corp.*	620,664
2,274	Gartner, Inc.*	796,605
16,061	Gen Digital, Inc.	297,932
15,694	International Business Machines Corp.	2,100,014
14,579	Microsoft Corp.	4,964,733
31,742	Oracle Corp.	3,780,155
1,918	Roper Technologies, Inc.	922,174
7,643	Salesforce, Inc.*	1,614,660
240	Synopsys, Inc.*	104,498
11,867	VeriSign, Inc.*	2,681,586
8,121	VMware, Inc. Class A*	1,166,907
9,288	Zoom Video Communications, Inc. Class A*	630,469
		38,098,141
	Technology Hardware & Equipment - 9.9%
14,255	Amphenol Corp. Class A	1,210,962
23,215	Apple, Inc.	4,503,014
Shares or Principal Amount		Market Value†
COMMON STOCKS - 99.8% - (continued)
	Technology Hardware & Equipment - 9.9% - (continued)
878	Arista Networks, Inc.*	$ 142,289
9,549	Arrow Electronics, Inc.*	1,367,703
56,259	Avnet, Inc.	2,838,267
7,595	CDW Corp.	1,393,682
107,050	Cisco Systems, Inc.	5,538,767
57,384	Corning, Inc.	2,010,735
56,987	Dell Technologies, Inc. Class C	3,083,567
7,773	Fabrinet*	1,009,557
157,164	Hewlett Packard Enterprise Co.	2,640,355
88,790	HP, Inc.	2,726,741
5,589	Insight Enterprises, Inc.*	817,894
4,726	IPG Photonics Corp.*	641,885
16,059	Jabil, Inc.	1,733,248
54,044	Juniper Networks, Inc.	1,693,198
12,904	Keysight Technologies, Inc.*	2,160,775
7,711	Motorola Solutions, Inc.	2,261,482
16,339	National Instruments Corp.	937,859
43,123	NetApp, Inc.	3,294,597
25,095	Seagate Technology Holdings PLC	1,552,628
3,223	TE Connectivity Ltd.	451,736
		44,010,941
	Telecommunication Services - 2.4%
193,426	AT&T, Inc.	3,085,145
12,810	Liberty Global PLC Class C*	227,634
98,899	Lumen Technologies, Inc.	223,512
8,771	T-Mobile U.S., Inc.*	1,218,292
151,587	Verizon Communications, Inc.	5,637,520
		10,392,103
	Transportation - 3.2%
23,322	CH Robinson Worldwide, Inc.	2,200,431
26,228	Expeditors International of Washington, Inc.	3,176,998
811	FedEx Corp.	201,047
6,118	JB Hunt Transport Services, Inc.	1,107,542
24,947	Knight-Swift Transportation Holdings, Inc.	1,386,055
15,558	Landstar System, Inc.	2,995,537
526	Old Dominion Freight Line, Inc.	194,488
13,967	Ryder System, Inc.	1,184,262
5,322	U-Haul Holding Co.	294,413
8,921	United Parcel Service, Inc. Class B	1,599,089
		14,339,862
	Utilities - 4.4%
11,692	Ameren Corp.	954,886
13,120	American Electric Power Co., Inc.	1,104,704
2,828	American Water Works Co., Inc.	403,697
9,150	Atmos Energy Corp.	1,064,511
18,642	CMS Energy Corp.	1,095,217
21,525	Consolidated Edison, Inc.	1,945,860
5,133	Dominion Energy, Inc.	265,838
10,311	Duke Energy Corp.	925,309
9,115	Edison International	633,037
3,445	Entergy Corp.	335,440
8,024	Evergy, Inc.	468,762
9,425	Eversource Energy	668,421
5,480	Exelon Corp.	223,255
18,997	FirstEnergy Corp.	738,603
31,311	Hawaiian Electric Industries, Inc.	1,133,458
2,171	IDACORP, Inc.	222,745
14,373	National Fuel Gas Co.	738,197
21,522	NRG Energy, Inc.	804,708
18,682	OGE Energy Corp.	670,871
568	ONE Gas, Inc.	43,628
1,395	Pinnacle West Capital Corp.	113,637
14,203	Portland General Electric Co.	665,126
13,857	PPL Corp.	366,656
9,889	Southern Co.	694,702

31

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Shares or Principal Amount			Market Value†
COMMON STOCKS - 99.8% - (continued)
	Utilities - 4.4% - (continued)
13,040	Spire, Inc.		$ 827,258
14,525	UGI Corp.		391,739
11,647	WEC Energy Group, Inc.		1,027,731
15,952	Xcel Energy, Inc.		991,736
			19,519,732
	Total Common Stocks (cost $421,337,148)		$ 442,393,271
SHORT-TERM INVESTMENTS - 0.2%
	Securities Lending Collateral - 0.2%
90,137	Goldman Sachs Financial Square Funds, Government Fund, Institutional Class, 5.02%(2)		$ 90,137
300,459	HSBC U.S. Government Money Market Fund, Institutional Class, 5.02%(2)		300,459
90,138	Invesco Government & Agency Portfolio, Institutional Class, 5.08%(2)		90,138
90,138	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 5.04%(2)		90,138
	Total Short-Term Investments (cost $570,872)		$ 570,872
	Total Investments (cost $421,908,020)	100.0%	$ 442,964,143
	Other Assets and Liabilities	0.0%	193,190
	Total Net Assets	100.0%	$ 443,157,333
Note:	Percentage of investments as shown is the ratio of the total market value to total net assets.
Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.
For Fund compliance purposes, the Fund may not use the same classification system. These classifications are used for financial reporting purposes.
See “Glossary” for abbreviation descriptions.

*	Non-income producing.
(1)	Represents entire or partial securities on loan.
(2)	Current yield as of period end.

Futures Contracts Outstanding at June 30, 2023
Description	Number of Contracts	Expiration Date	Current Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long position contracts:
S&P 500 (E-Mini) Future	3	09/15/2023	$ 673,238	$ 16,956
Total futures contracts				$ 16,956
† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.
32

Hartford Multifactor US Equity ETF
Schedule of Investments – (continued)
June 30, 2023  (Unaudited)

Fair Value Summary
The following is a summary of the fair valuations according to the inputs used as of June 30, 2023 in valuing the Fund’s investments.
Description	Total	Level 1	Level 2	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$ 1,301,216	$ 1,301,216	$ —	$ —
Banks	11,884,071	11,884,071	—	—
Capital Goods	30,277,941	30,277,941	—	—
Commercial & Professional Services	7,834,999	7,834,999	—	—
Consumer Discretionary Distribution & Retail	24,604,155	24,604,155	—	—
Consumer Durables & Apparel	5,712,399	5,712,399	—	—
Consumer Services	7,126,848	7,126,848	—	—
Consumer Staples Distribution & Retail	13,424,695	13,424,695	—	—
Energy	12,626,777	12,626,777	—	—
Equity Real Estate Investment Trusts (REITs)	5,710,986	5,710,986	—	—
Financial Services	13,277,939	13,277,939	—	—
Food, Beverage & Tobacco	16,898,152	16,898,152	—	—
Health Care Equipment & Services	21,905,123	21,905,123	—	—
Household & Personal Products	7,490,907	7,490,907	—	—
Insurance	23,170,264	23,170,264	—	—
Materials	19,103,342	19,103,342	—	—
Media & Entertainment	25,208,834	25,208,834	—	—
Pharmaceuticals, Biotechnology & Life Sciences	47,489,804	47,489,804	—	—
Semiconductors & Semiconductor Equipment	20,984,040	20,984,040	—	—
Software & Services	38,098,141	38,098,141	—	—
Technology Hardware & Equipment	44,010,941	44,010,941	—	—
Telecommunication Services	10,392,103	10,392,103	—	—
Transportation	14,339,862	14,339,862	—	—
Utilities	19,519,732	19,519,732	—	—
Short-Term Investments	570,872	570,872	—	—
Futures Contracts(2)	16,956	16,956	—	—
Total	$ 442,981,099	$ 442,981,099	$ —	$ —

(1)	For the period ended June 30, 2023, there were no transfers in and out of Level 3.
(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/(depreciation) on the investments.
33

Hartford Multifactor ETFs
GLOSSARY: (abbreviations used in preceding Schedule of Investments) (Unaudited)

Index Abbreviations:
EAFE	Europe, Australasia and Far East
S&P	Standard & Poor's
Other Abbreviations:
ADR	American Depositary Receipt
Bhd	Berhad
GDR	Global Depositary Receipt
KGaA	Kommanditgesellschaft Auf Aktien
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
PJSC	Private Joint Stock Company
PT	Perseroan Terbatas
REIT	Real Estate Investment Trust
Tbk	Terbuka
34

Hartford Multifactor ETFs
 Notes to the Schedules of Investments
  June 30, 2023  (Unaudited)

1.	Investment Valuation and Fair Value Measurements:
The net asset value ("NAV") of each Fund's shares is determined as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the Exchange is open (“Valuation Date”). If the Exchange is closed due to weather or other extraordinary circumstances on a day it would typically be open for business, each Fund may treat such day as a typical business day and accept creation and redemption orders from Authorized Participants and calculate each Fund’s NAV in accordance with applicable law. The NAV for the shares of each Fund is determined by dividing the value of the Fund’s net assets attributable to the shares by the number of shares outstanding. Information that becomes known to the Funds after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the NAV determined earlier that day.
For purposes of calculating the NAV per share of each Fund, portfolio securities and other assets held in a Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of official close price or last reported trade price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers (including evaluated prices), or independent pricing services. Pricing vendors may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, general market conditions, news, and other factors and assumptions.
With respect to a Fund's investments that do not have readily available market prices, the Trust's Board of Trustees (the "Board") has designated Hartford Funds Management Company, LLC (the "Investment Manager" or "HFMC") as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the 1940 Act (the "Valuation Designee").
If market prices are not readily available or deemed unreliable, the Valuation Designee determines the fair value of the security or other instrument in good faith under policies and procedures approved by and under the supervision of the Board (“Valuation Procedures”).
The Valuation Designee has delegated the day-to-day responsibility for implementing the Valuation Procedures to the Valuation Committee. The Valuation Committee will consider all available relevant factors in determining an investment’s fair value. The Valuation Designee reports fair value matters to the Audit Committee of the Board.
Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase, sell or redeem shares of the Fund.
Fixed income investments (other than short-term obligations) and non-exchange traded derivatives held by a Fund are normally valued at prices supplied by independent pricing services in accordance with the Valuation Procedures. Short-term investments maturing in 60 days or less are generally valued at amortized cost, which approximates fair value.
Exchange-traded derivatives, such as options, futures and options on futures, are valued at the last sale price determined by the exchange where such instruments principally trade as of the close of such exchange ("Exchange Close"). If a last sale price is not available, the value will be the mean of the most recently quoted bid and ask prices as of the Exchange Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the most recently quoted bid price as of the Exchange Close. Over-the-counter derivatives are normally valued based on prices supplied by independent pricing services in accordance with the Valuation Procedures.
Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using the prevailing spot currency exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Exchange is closed and the market value may change on days when an investor is not able to purchase, sell or redeem shares of a Fund.
Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.
Shares of investment companies listed and traded on an exchange are valued in the same manner as any exchange-listed equity security. Investments in investment companies that are not listed or traded on an exchange ("Non-Traded Funds"), if any, are valued at the respective NAV of each Non-Traded Fund on the Valuation Date. Such Non-Traded Funds and listed investment companies may use fair value pricing as disclosed in their prospectuses.
Financial instruments for which prices are not available from an independent pricing service may be valued using quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with the Valuation Procedures.
35

Hartford Multifactor ETFs
 Notes to the Schedules of Investments – (continued)
  June 30, 2023  (Unaudited)

United States Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:
•	Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange-traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange-traded funds, rights and warrants.
•	Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.
•	Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.
Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.
For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.
Geopolitical events, including the invasion of Ukraine by Russia, have injected uncertainty into the global financial markets. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market and currency risks, as well as the risks related to the economic sanctions on Russia imposed by the United States and/or other countries. Such sanctions which affect companies in many sectors, including energy, financial services and defense, among others, have adversely affected and could continue to adversely affect the global energy and financial markets and, thus, have adversely affected and could continue to adversely affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. In addition, certain transactions have or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet redemptions.
The banking sector has recently been subject to increased market volatility. As a result, a Fund’s investments in the banking sector may be subject to increased volatility risk.
For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent shareholder report.
36